N-4	Apr. 26, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Apr. 26, 2023
Amendment Flag	false
Premier Innovations (Series II)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.30%	2.97%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.30%	2.97%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.32%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.97%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,436
Highest Annual Cost [Dollars]	$ 3,453
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.97%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.97%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	2.97%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment
with the
Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment
with the
Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012) Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	-11.56%	-1.41%	3.47%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.84%	-14.17%	-0.56%	0.54%
US Fund Large Blend	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: American Century Investment Management Inc Subadviser: N/A	0.90%	-23.10%	5.81%	9.75%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	-28.28%	7.63%	9.98%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.22%	-1.67%	6.42%	10.65%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	-14.97%	6.80%	10.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	1.09%	-10.32%	3.40%	4.01%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Columbia Seligman Global Technology Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.18%	-31.23%	14.37%	17.78%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.13%	-19.53%	-2.44%	-0.95%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.21%	-9.43%	10.78%	12.66%
US Fund Allocation-- 85%+ Equity	Empower Aggressive Profile Fund - Investor Class (Formerly Great-West Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.15%	-15.17%	5.10%	9.09%
US Fund Mid-Cap Value	Empower Ariel Mid Cap Value Fund - Investor Class* (Formerly Great-West Ariel Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Ariel Investments, LLC	1.05%	-12.94%	4.97%	9.49%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class* (Formerly Great-West Bond Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.50%	-13.68%	-0.57%	0.54%
US Fund Allocation-- 15% to 30% Equity	Empower Conservative Profile Fund - Investor Class* (Formerly Great- West Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.78%	-9.93%	2.29%	3.65%
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class * (Formerly Great-West Core Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;	0.70%	-14.70%	-0.43%	0.79%
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class (Formerly Great-West Core Strategies Flexible Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP	0.76%	-12.48%	0.45%	0.45%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class * (Formerly Great-West Core Strategies International Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1.00%	-14.67%	1.84%	1.84%
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class* (Formerly Great- West Core Strategies U.S. Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.90%	-15.82%	8.43%	8.43%
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class* (Formerly Great-West Emerging Markets Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;	1.23%	-21.30%	-3.59%	-3.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class* (Formerly Great-West High Yield Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	1.08%	-11.80%	2.17%	3.69%
US Fund Inflation- Protected Bond	Empower Inflation- Protected Securities Fund - Investor Class* (Formerly Great-West Inflation- Protected Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	0.70%	-8.92%	1.69%	1.69%
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class* (Formerly Great- West International Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;	1.20%	-30.35%	1.11%	4.08%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower International Value Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: LSV Asset Management;Massachusetts Financial Services Company;	1.07%	-15.18%	1.23%	6.75%
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class* (Formerly Great- West Large Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;	1.00%	-23.16%	12.35%	13.74%
US Fund Large Value	Empower Large Cap Value Fund - Investor Class* (Formerly Great-West Large Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;	0.96%	-3.54%	7.61%	9.98%
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* (Formerly Great-West Lifetime 2015 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	-12.27%	3.06%	5.00%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* (Formerly Great-West Lifetime 2020 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-12.95%	3.20%	4.95%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* (Formerly Great-West Lifetime 2025 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	-13.83%	3.46%	6.20%
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* (Formerly Great-West Lifetime 2030 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.87%	-14.62%	3.73%	6.06%
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* (Formerly Great-West Lifetime 2035 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.89%	-15.62%	4.07%	7.37%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class (Formerly Great-West Lifetime 2040 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.30%	4.34%	7.13%
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class (Formerly Great-West Lifetime 2045 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.82%	4.42%	7.68%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class (Formerly Great-West Lifetime 2050 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	-16.95%	4.42%	7.34%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class (Formerly Great-West Lifetime 2055 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-17.13%	4.29%	7.55%
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class (Formerly Great-West Lifetime 2060 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.94%	-17.10%	6.44%	6.44%
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class* (Formerly Great-West Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	-11.76%	3.88%	9.75%
US Fund Allocation-- 50% to 70% Equity	Empower Moderate Profile Fund - Investor Class* (Formerly Great-West Moderate Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-12.02%	3.83%	6.15%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Allocation-- 30% to 50% Equity	Empower Moderately Conservative Profile Fund - Investor Class* (Formerly Great-West Moderately Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-10.82%	3.06%	4.91%
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class* (Formerly Great-West Multi-Sector Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;	0.90%	-11.42%	1.09%	2.70%
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class (Formerly Great-West S&P 500 ® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.51%	-18.55%	8.88%	11.95%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class* (Formerly Great-West Short Duration Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-4.25%	1.22%	1.26%
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* (Formerly Great- West Small Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;	1.19%	-25.36%	7.50%	9.22%
US Fund Small Value	Empower Small Cap Value Fund - Investor Class* (Formerly Great-West Small Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;	1.09%	-10.03%	4.86%	9.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (Formerly Great-West T. Rowe Price Mid Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Investment Management,Inc.	1.02%	-22.79%	7.13%	11.81%
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class* (Formerly Great- West U.S. Government Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-12.08%	-0.59%	0.45%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.78%	-9.30%	2.38%	3.21%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	-31.89%	9.07%	12.07%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-28.67%	8.73%	11.12%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	-14.39%	-0.06%	4.01%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.16%	-2.44%	1.22%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-17.70%	-1.08%	1.19%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Blend	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd	1.22%	-22.20%	1.44%	5.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.27%	-0.29%	7.17%	10.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-9.09%	10.03%	12.88%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.68%	1.43%	0.86%	0.47%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A* Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-32.59%	5.87%	9.47%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.64%	-14.08%	-0.22%	1.06%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	-0.39%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.05%	-15.02%	-0.79%	1.07%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Technology	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.13%	-36.20%	7.82%	13.64%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	8.78%	11.88%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	-30.28%	5.17%	9.02%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	-19.97%	6.11%	9.33%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.87%	-9.68%	6.43%	9.71%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.99%	-8.21%	5.62%	10.13%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
US Fund Allocation-- 50% to 70% Equity	Russell LifePoints® Balanced Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.13%	-15.97%	1.17%	3.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 15% to 30% Equity	Russell LifePoints® Conservative Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	-13.96%	0.05%	1.63%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Equity Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	-17.05%	2.35%	5.53%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.16%	-16.50%	2.26%	4.96%
US Fund Allocation-- 30% to 50% Equity	Russell LifePoints® Moderate Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.03%	-15.17%	0.10%	2.51%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
US Fund Allocation-- 50% to 70% Equity	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.97%	-13.65%	5.61%	7.86%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.06%	-0.77%	8.42%	10.94%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund Health	The Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.30%	-11.75%	8.96%	13.78%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-18.24%	1.45%	4.58%
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-24.39%	4.72%	10.49%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-34.16%	2.26%	7.09%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Macro Trading	UBS Dynamic Alpha Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.37%	-5.42%	0.90%	0.83%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.29%	-16.99%	2.20%	4.24%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A* Adviser: Virtus Fund Advisers, LLC Subadviser: Virtus Fixed Income Advisers, LLC	0.70%	-13.70%	0.03%	0.78%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-6778

Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012) Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	-11.56%	-1.41%	3.47%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.84%	-14.17%	-0.56%	0.54%
US Fund Large Blend	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: American Century Investment Management Inc Subadviser: N/A	0.90%	-23.10%	5.81%	9.75%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	-28.28%	7.63%	9.98%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.22%	-1.67%	6.42%	10.65%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	-14.97%	6.80%	10.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	1.09%	-10.32%	3.40%	4.01%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Columbia Seligman Global Technology Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.18%	-31.23%	14.37%	17.78%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.13%	-19.53%	-2.44%	-0.95%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.21%	-9.43%	10.78%	12.66%
US Fund Allocation-- 85%+ Equity	Empower Aggressive Profile Fund - Investor Class (Formerly Great-West Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.15%	-15.17%	5.10%	9.09%
US Fund Mid-Cap Value	Empower Ariel Mid Cap Value Fund - Investor Class* (Formerly Great-West Ariel Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Ariel Investments, LLC	1.05%	-12.94%	4.97%	9.49%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class* (Formerly Great-West Bond Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.50%	-13.68%	-0.57%	0.54%
US Fund Allocation-- 15% to 30% Equity	Empower Conservative Profile Fund - Investor Class* (Formerly Great- West Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.78%	-9.93%	2.29%	3.65%
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class * (Formerly Great-West Core Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;	0.70%	-14.70%	-0.43%	0.79%
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class (Formerly Great-West Core Strategies Flexible Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP	0.76%	-12.48%	0.45%	0.45%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class * (Formerly Great-West Core Strategies International Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1.00%	-14.67%	1.84%	1.84%
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class* (Formerly Great- West Core Strategies U.S. Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.90%	-15.82%	8.43%	8.43%
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class* (Formerly Great-West Emerging Markets Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;	1.23%	-21.30%	-3.59%	-3.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class* (Formerly Great-West High Yield Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	1.08%	-11.80%	2.17%	3.69%
US Fund Inflation- Protected Bond	Empower Inflation- Protected Securities Fund - Investor Class* (Formerly Great-West Inflation- Protected Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	0.70%	-8.92%	1.69%	1.69%
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class* (Formerly Great- West International Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;	1.20%	-30.35%	1.11%	4.08%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower International Value Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: LSV Asset Management;Massachusetts Financial Services Company;	1.07%	-15.18%	1.23%	6.75%
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class* (Formerly Great- West Large Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;	1.00%	-23.16%	12.35%	13.74%
US Fund Large Value	Empower Large Cap Value Fund - Investor Class* (Formerly Great-West Large Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;	0.96%	-3.54%	7.61%	9.98%
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* (Formerly Great-West Lifetime 2015 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	-12.27%	3.06%	5.00%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* (Formerly Great-West Lifetime 2020 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-12.95%	3.20%	4.95%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* (Formerly Great-West Lifetime 2025 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	-13.83%	3.46%	6.20%
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* (Formerly Great-West Lifetime 2030 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.87%	-14.62%	3.73%	6.06%
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* (Formerly Great-West Lifetime 2035 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.89%	-15.62%	4.07%	7.37%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class (Formerly Great-West Lifetime 2040 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.30%	4.34%	7.13%
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class (Formerly Great-West Lifetime 2045 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.82%	4.42%	7.68%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class (Formerly Great-West Lifetime 2050 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	-16.95%	4.42%	7.34%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class (Formerly Great-West Lifetime 2055 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-17.13%	4.29%	7.55%
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class (Formerly Great-West Lifetime 2060 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.94%	-17.10%	6.44%	6.44%
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class* (Formerly Great-West Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	-11.76%	3.88%	9.75%
US Fund Allocation-- 50% to 70% Equity	Empower Moderate Profile Fund - Investor Class* (Formerly Great-West Moderate Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-12.02%	3.83%	6.15%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Allocation-- 30% to 50% Equity	Empower Moderately Conservative Profile Fund - Investor Class* (Formerly Great-West Moderately Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-10.82%	3.06%	4.91%
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class* (Formerly Great-West Multi-Sector Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;	0.90%	-11.42%	1.09%	2.70%
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class (Formerly Great-West S&P 500 ® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.51%	-18.55%	8.88%	11.95%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class* (Formerly Great-West Short Duration Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-4.25%	1.22%	1.26%
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* (Formerly Great- West Small Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;	1.19%	-25.36%	7.50%	9.22%
US Fund Small Value	Empower Small Cap Value Fund - Investor Class* (Formerly Great-West Small Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;	1.09%	-10.03%	4.86%	9.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (Formerly Great-West T. Rowe Price Mid Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Investment Management,Inc.	1.02%	-22.79%	7.13%	11.81%
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class* (Formerly Great- West U.S. Government Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-12.08%	-0.59%	0.45%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.78%	-9.30%	2.38%	3.21%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	-31.89%	9.07%	12.07%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-28.67%	8.73%	11.12%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	-14.39%	-0.06%	4.01%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.16%	-2.44%	1.22%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-17.70%	-1.08%	1.19%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Blend	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd	1.22%	-22.20%	1.44%	5.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.27%	-0.29%	7.17%	10.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-9.09%	10.03%	12.88%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.68%	1.43%	0.86%	0.47%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A* Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-32.59%	5.87%	9.47%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.64%	-14.08%	-0.22%	1.06%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	-0.39%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.05%	-15.02%	-0.79%	1.07%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Technology	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.13%	-36.20%	7.82%	13.64%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	8.78%	11.88%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	-30.28%	5.17%	9.02%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	-19.97%	6.11%	9.33%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.87%	-9.68%	6.43%	9.71%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.99%	-8.21%	5.62%	10.13%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
US Fund Allocation-- 50% to 70% Equity	Russell LifePoints® Balanced Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.13%	-15.97%	1.17%	3.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 15% to 30% Equity	Russell LifePoints® Conservative Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	-13.96%	0.05%	1.63%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Equity Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	-17.05%	2.35%	5.53%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.16%	-16.50%	2.26%	4.96%
US Fund Allocation-- 30% to 50% Equity	Russell LifePoints® Moderate Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.03%	-15.17%	0.10%	2.51%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
US Fund Allocation-- 50% to 70% Equity	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.97%	-13.65%	5.61%	7.86%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.06%	-0.77%	8.42%	10.94%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund Health	The Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.30%	-11.75%	8.96%	13.78%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-18.24%	1.45%	4.58%
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-24.39%	4.72%	10.49%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-34.16%	2.26%	7.09%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Macro Trading	UBS Dynamic Alpha Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.37%	-5.42%	0.90%	0.83%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.29%	-16.99%	2.20%	4.24%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A* Adviser: Virtus Fund Advisers, LLC Subadviser: Virtus Fixed Income Advisers, LLC	0.70%	-13.70%	0.03%	0.78%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
Premier Innovations (Series II) | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Innovations (Series II) | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Innovations (Series II) | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Innovations (Series II) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Innovations (Series II) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Innovations (Series II) | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Premier Innovations (Series II) | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Innovations (Series II) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Premier Innovations (Series II) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Innovations (Series II) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Innovations (Series II) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Innovations (Series II) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Innovations (Series II) | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(16.34%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Premier Innovations (Series II) | ABGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
Average Annual Total Returns, 10 Years [Percent]	1.09%
Premier Innovations (Series II) | ABHighIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(11.83%)
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Premier Innovations (Series II) | ABInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(10.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.04%)
Average Annual Total Returns, 10 Years [Percent]	2.69%
Premier Innovations (Series II) | ABSustainableInternationalThematicFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(26.80%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Premier Innovations (Series II) | AlgerCapitalAppreciationInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(36.81%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Premier Innovations (Series II) | AlgerMidCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	(35.28%)
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Premier Innovations (Series II) | AlgerSmallCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(38.17%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Premier Innovations (Series II) | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Innovations (Series II) | AllspringEmergingMarketsEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(19.75%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.91%
Premier Innovations (Series II) | AllspringInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Allspring International Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(11.56%)
Average Annual Total Returns, 5 Years [Percent]	(1.41%)
Average Annual Total Returns, 10 Years [Percent]	3.47%
Premier Innovations (Series II) | AllspringUtilityandTelecommunicationsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(3.42%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Premier Innovations (Series II) | AmericanCenturyDiversifiedBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Century Diversified Bond Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Premier Innovations (Series II) | AmericanCenturyEquityGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(23.10%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	9.75%
Premier Innovations (Series II) | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Premier Innovations (Series II) | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(11.72%)
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.09%)
Premier Innovations (Series II) | AmericanCenturyGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(31.61%)
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	12.09%
Premier Innovations (Series II) | AmericanCenturyHeritageFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Heritage Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(28.28%)
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	9.98%
Premier Innovations (Series II) | AmericanCenturyMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	American Century Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(1.67%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Premier Innovations (Series II) | AmericanCenturySmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Premier Innovations (Series II) | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(21.56%)
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Premier Innovations (Series II) | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Innovations (Series II) | AmericanFundsAMCAPFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(29.02%)
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Premier Innovations (Series II) | AmericanFundsAmericanMutualFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(4.81%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Premier Innovations (Series II) | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Premier Innovations (Series II) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Innovations (Series II) | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(23.24%)
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Innovations (Series II) | AmericanFundsFundamentalInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Premier Innovations (Series II) | AmericanFundsNewPerspectiveFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Premier Innovations (Series II) | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(22.27%)
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	4.28%
Premier Innovations (Series II) | AmericanFundsTheBondFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(12.93%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Premier Innovations (Series II) | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Premier Innovations (Series II) | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(6.76%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Premier Innovations (Series II) | AmericanFundsTheInvestmentCompanyofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	10.55%
Premier Innovations (Series II) | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(29.88%)
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Innovations (Series II) | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(8.78%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Innovations (Series II) | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(21.23%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.22%
Premier Innovations (Series II) | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(5.27%)
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Premier Innovations (Series II) | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Innovations (Series II) | BlackRockAdvantageLargeCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(30.37%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Premier Innovations (Series II) | BlackRockAdvantageSmallCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(25.18%)
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Premier Innovations (Series II) | BlackRockCapitalAppreciationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.84%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	11.18%
Premier Innovations (Series II) | BlackRockEquityDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(4.18%)
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Premier Innovations (Series II) | BlackRockGlobalAllocationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(16.05%)
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	4.71%
Premier Innovations (Series II) | BlackRockInternationalDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	BlackRock International Dividend Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(10.32%)
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Innovations (Series II) | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Innovations (Series II) | BlackRockLifePathDynamic2030FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.98%)
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.86%
Premier Innovations (Series II) | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(16.79%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Innovations (Series II) | BlackRockLifePathDynamic2040FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.32%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Premier Innovations (Series II) | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Innovations (Series II) | BlackRockLifePathDynamic2050FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Premier Innovations (Series II) | BlackRockLifePathDynamicRetirementFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.08%)
Average Annual Total Returns, 5 Years [Percent]	2.68%
Average Annual Total Returns, 10 Years [Percent]	3.87%
Premier Innovations (Series II) | BlackRockMidCapValueFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(4.22%)
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Premier Innovations (Series II) | BlackRockSandP500IndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Premier Innovations (Series II) | BNYMellonBondMarketIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(13.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Innovations (Series II) | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Premier Innovations (Series II) | BNYMellonSandP500IndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Premier Innovations (Series II) | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Innovations (Series II) | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(27.66%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Premier Innovations (Series II) | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.71%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Premier Innovations (Series II) | CalvertBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Innovations (Series II) | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.85%
Premier Innovations (Series II) | CalvertIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Premier Innovations (Series II) | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(12.61%)
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Premier Innovations (Series II) | ClearBridgeInternationalSmallCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Value
Portfolio Company Name [Text Block]	ClearBridge International Small Cap Fund - Class A*
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	(2.37%)
Average Annual Total Returns, 10 Years [Percent]	4.09%
Premier Innovations (Series II) | ClearBridgeMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.23%)
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Innovations (Series II) | ClearBridgeSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(28.82%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Premier Innovations (Series II) | ClearBridgeSmallCapGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Premier Innovations (Series II) | ColumbiaAcornFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(34.01%)
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Premier Innovations (Series II) | ColumbiaContrarianCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(18.79%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Premier Innovations (Series II) | ColumbiaLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(32.18%)
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.21%
Premier Innovations (Series II) | ColumbiaLargeCapGrowthOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(29.68%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	12.04%
Premier Innovations (Series II) | ColumbiaLargeCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(5.04%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	10.78%
Premier Innovations (Series II) | ColumbiaSelectMidCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(9.14%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Premier Innovations (Series II) | ColumbiaSelectMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Premier Innovations (Series II) | ColumbiaSeligmanGlobalTechnologyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(31.69%)
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	18.16%
Premier Innovations (Series II) | ColumbiaSeligmanTechnologyandInformationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Technology and Information Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(31.23%)
Average Annual Total Returns, 5 Years [Percent]	14.37%
Average Annual Total Returns, 10 Years [Percent]	17.78%
Premier Innovations (Series II) | ColumbiaSmallCapValueFundIClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(8.83%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Premier Innovations (Series II) | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Innovations (Series II) | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.94%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Innovations (Series II) | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.73%)
Average Annual Total Returns, 5 Years [Percent]	(1.28%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
Premier Innovations (Series II) | DelawareIvyAssetStrategyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Innovations (Series II) | DelawareIvyLargeCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Delaware Ivy Large Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.03%)
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	13.84%
Premier Innovations (Series II) | DelawareIvyNaturalResourcesFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Delaware Ivy Natural Resources Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	17.76%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	0.28%
Premier Innovations (Series II) | DelawareIvyScienceandTechnologyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Delaware Ivy Science & Technology Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(32.41%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Premier Innovations (Series II) | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(27.65%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Premier Innovations (Series II) | DominiImpactEquityFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares
Portfolio Company Adviser [Text Block]	Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(25.70%)
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Innovations (Series II) | DWSCapitalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(31.10%)
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Innovations (Series II) | DWSEmergingMarketsFixedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.53%)
Average Annual Total Returns, 5 Years [Percent]	(2.44%)
Average Annual Total Returns, 10 Years [Percent]	(0.95%)
Premier Innovations (Series II) | DWSInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(29.41%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Premier Innovations (Series II) | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.03%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.86%
Premier Innovations (Series II) | EatonVanceBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(15.58%)
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Premier Innovations (Series II) | EatonVanceIncomeFundofBostonClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A*
Portfolio Company Adviser [Text Block]	Boston Management and Research
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	3.71%
Premier Innovations (Series II) | EatonVanceLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(2.78%)
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Innovations (Series II) | EatonVanceWorldwideHealthSciencesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Eaton Vance Worldwide Health Sciences Fund - Class A*
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(9.43%)
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	12.66%
Premier Innovations (Series II) | EmpowerAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund - Investor Class (Formerly Great-West Aggressive Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Innovations (Series II) | EmpowerArielMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Empower Ariel Mid Cap Value Fund - Investor Class* (Formerly Great-West Ariel Mid Cap Value Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(12.94%)
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Premier Innovations (Series II) | EmpowerBondIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Empower Bond Index Fund - Investor Class* (Formerly Great-West Bond Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Premier Innovations (Series II) | EmpowerConservativeProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--15% to 30% Equity
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund - Investor Class* (Formerly Great-West Conservative Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(9.93%)
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Premier Innovations (Series II) | EmpowerCoreBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Empower Core Bond Fund - Investor Class * (Formerly Great-West Core Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	(0.43%)
Average Annual Total Returns, 10 Years [Percent]	0.79%
Premier Innovations (Series II) | EmpowerCoreStrategiesFlexibleBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Empower Core Strategies Flexible Bond Fund - Investor Class (Formerly Great-West Core Strategies Flexible Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.48%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.45%
Premier Innovations (Series II) | EmpowerCoreStrategiesInternationalEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower Core Strategies International Equity Fund - Investor Class * (Formerly Great-West Core Strategies International Equity Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(14.67%)
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	1.84%
Premier Innovations (Series II) | EmpowerCoreStrategiesUSEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Empower Core Strategies U.S. Equity Fund - Investor Class* (Formerly Great-West Core Strategies U.S. Equity Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Premier Innovations (Series II) | EmpowerEmergingMarketsEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Empower Emerging Markets Equity Fund - Investor Class* (Formerly Great-West Emerging Markets Equity Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(21.30%)
Average Annual Total Returns, 5 Years [Percent]	(3.59%)
Average Annual Total Returns, 10 Years [Percent]	(3.59%)
Premier Innovations (Series II) | EmpowerHighYieldBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Empower High Yield Bond Fund - Investor Class* (Formerly Great-West High Yield Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(11.80%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	3.69%
Premier Innovations (Series II) | EmpowerInflationProtectedSecuritiesFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	Empower Inflation-Protected Securities Fund - Investor Class* (Formerly Great-West Inflation-Protected Securities Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(8.92%)
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Premier Innovations (Series II) | EmpowerInternationalGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Empower International Growth Fund - Investor Class* (Formerly Great-West International Growth Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(30.35%)
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	4.08%
Premier Innovations (Series II) | EmpowerInternationalIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Innovations (Series II) | EmpowerInternationalValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Value Fund - Investor Class (Formerly Great-West International Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	LSV Asset Management;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Premier Innovations (Series II) | EmpowerLargeCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Empower Large Cap Growth Fund - Investor Class* (Formerly Great-West Large Cap Growth Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(23.16%)
Average Annual Total Returns, 5 Years [Percent]	12.35%
Average Annual Total Returns, 10 Years [Percent]	13.74%
Premier Innovations (Series II) | EmpowerLargeCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Empower Large Cap Value Fund - Investor Class* (Formerly Great-West Large Cap Value Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(3.54%)
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	9.98%
Premier Innovations (Series II) | EmpowerLifetime2015FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund - Investor Class* (Formerly Great-West Lifetime 2015 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.27%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	5.00%
Premier Innovations (Series II) | EmpowerLifetime2020FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund - Investor Class* (Formerly Great-West Lifetime 2020 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.95%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Premier Innovations (Series II) | EmpowerLifetime2025FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund - Investor Class* (Formerly Great-West Lifetime 2025 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(13.83%)
Average Annual Total Returns, 5 Years [Percent]	3.46%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Premier Innovations (Series II) | EmpowerLifetime2030FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund - Investor Class* (Formerly Great-West Lifetime 2030 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.62%)
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	6.06%
Premier Innovations (Series II) | EmpowerLifetime2035FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund - Investor Class* (Formerly Great-West Lifetime 2035 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.62%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Premier Innovations (Series II) | EmpowerLifetime2040FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund - Investor Class (Formerly Great-West Lifetime 2040 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Innovations (Series II) | EmpowerLifetime2045FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	Empower Lifetime 2045 Fund - Investor Class (Formerly Great-West Lifetime 2045 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.82%)
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Premier Innovations (Series II) | EmpowerLifetime2050FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund - Investor Class (Formerly Great-West Lifetime 2050 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Premier Innovations (Series II) | EmpowerLifetime2055FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund - Investor Class (Formerly Great-West Lifetime 2055 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.13%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Premier Innovations (Series II) | EmpowerLifetime2060FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund - Investor Class (Formerly Great-West Lifetime 2060 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(17.10%)
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Innovations (Series II) | EmpowerMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Empower Mid Cap Value Fund - Investor Class* (Formerly Great-West Mid Cap Value Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(11.76%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	9.75%
Premier Innovations (Series II) | EmpowerModerateProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund - Investor Class* (Formerly Great-West Moderate Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(12.02%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Premier Innovations (Series II) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Innovations (Series II) | EmpowerModeratelyConservativeProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Empower Moderately Conservative Profile Fund - Investor Class* (Formerly Great-West Moderately Conservative Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(10.82%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.91%
Premier Innovations (Series II) | EmpowerMultiSectorBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Empower Multi-Sector Bond Fund - Investor Class* (Formerly Great-West Multi-Sector Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(11.42%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.70%
Premier Innovations (Series II) | EmpowerSandP500IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Empower S&P 500 ® Index Fund - Investor Class (Formerly Great-West S&P 500 ® Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(18.55%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	11.95%
Premier Innovations (Series II) | EmpowerSandPMidCap400IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great-West S&P Mid Cap 400®Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.55%)
Average Annual Total Returns, 5 Years [Percent]	6.12%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Premier Innovations (Series II) | EmpowerSandPSmallCap600IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Innovations (Series II) | EmpowerShortDurationBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	Empower Short Duration Bond Fund - Investor Class* (Formerly Great-West Short Duration Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(4.25%)
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	1.26%
Premier Innovations (Series II) | EmpowerSmallCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund - Investor Class* (Formerly Great-West Small Cap Growth Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(25.36%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Premier Innovations (Series II) | EmpowerSmallCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Empower Small Cap Value Fund - Investor Class* (Formerly Great-West Small Cap Value Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(10.03%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Premier Innovations (Series II) | EmpowerTRowePriceMidCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (Formerly Great-West T. Rowe Price Mid Cap Growth Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(22.79%)
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	11.81%
Premier Innovations (Series II) | EmpowerUSGovernmentSecuritiesFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Empower U.S. Government Securities Fund - Investor Class* (Formerly Great-West U.S. Government Securities Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.59%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
Premier Innovations (Series II) | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.80%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Innovations (Series II) | FederatedHermesEquityIncomeFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(7.98%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Premier Innovations (Series II) | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	(30.30%)
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Premier Innovations (Series II) | FidelityAdvisorLeveragedCompanyStockFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(23.59%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Innovations (Series II) | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(28.25%)
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	4.39%
Premier Innovations (Series II) | FranklinConservativeAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Premier Innovations (Series II) | FranklinGrowthAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(17.16%)
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	7.07%
Premier Innovations (Series II) | FranklinGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(25.09%)
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	12.23%
Premier Innovations (Series II) | FranklinHighIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(9.30%)
Average Annual Total Returns, 5 Years [Percent]	2.38%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Premier Innovations (Series II) | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(5.05%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Premier Innovations (Series II) | FranklinModerateAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Premier Innovations (Series II) | FranklinMutualBeaconFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.91%)
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Innovations (Series II) | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(4.99%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Premier Innovations (Series II) | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Premier Innovations (Series II) | FranklinSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(10.20%)
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Premier Innovations (Series II) | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(10.72%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Premier Innovations (Series II) | FranklinTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(14.98%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Innovations (Series II) | FrostGrowthEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Frost Growth Equity Fund - Investor Class
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(31.89%)
Average Annual Total Returns, 5 Years [Percent]	9.07%
Average Annual Total Returns, 10 Years [Percent]	12.07%
Premier Innovations (Series II) | GoldmanSachsAbsoluteReturnTrackerClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(6.62%)
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.85%
Premier Innovations (Series II) | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.85%)
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.03%
Premier Innovations (Series II) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Premier Innovations (Series II) | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(6.57%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Premier Innovations (Series II) | GoldmanSachsMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(26.68%)
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Innovations (Series II) | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Premier Innovations (Series II) | GoldmanSachsSatelliteStrategiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Satellite Strategies - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Premier Innovations (Series II) | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Premier Innovations (Series II) | GoldmanSachsSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(28.67%)
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Premier Innovations (Series II) | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(8.48%)
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	2.90%
Premier Innovations (Series II) | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(22.67%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Innovations (Series II) | HartfordInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Innovations (Series II) | HartfordModerateAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(15.07%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Premier Innovations (Series II) | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Innovations (Series II) | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Premier Innovations (Series II) | InvescoBalancedRiskCommodityStrategyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	(1.22%)
Premier Innovations (Series II) | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Premier Innovations (Series II) | InvescoDevelopingMarketsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.16%)
Average Annual Total Returns, 5 Years [Percent]	(2.44%)
Average Annual Total Returns, 10 Years [Percent]	1.22%
Premier Innovations (Series II) | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(31.09%)
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Premier Innovations (Series II) | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Premier Innovations (Series II) | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Innovations (Series II) | InvescoEQVEmergingMarketsAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(17.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.08%)
Average Annual Total Returns, 10 Years [Percent]	1.19%
Premier Innovations (Series II) | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Innovations (Series II) | InvescoGlobalCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Canada Ltd
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(22.20%)
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	5.39%
Premier Innovations (Series II) | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(32.14%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Premier Innovations (Series II) | InvescoGlobalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(41.63%)
Average Annual Total Returns, 5 Years [Percent]	(3.11%)
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Innovations (Series II) | InvescoGlobalStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(11.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.42%)
Average Annual Total Returns, 10 Years [Percent]	0.49%
Premier Innovations (Series II) | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.86%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	(1.89%)
Premier Innovations (Series II) | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(5.93%)
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Premier Innovations (Series II) | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(13.43%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
Premier Innovations (Series II) | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.73%)
Average Annual Total Returns, 10 Years [Percent]	(0.53%)
Premier Innovations (Series II) | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	4.53%
Premier Innovations (Series II) | InvescoMainStreetAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Innovations (Series II) | InvescoMainStreetMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Innovations (Series II) | InvescoOppenheimerInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(27.31%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Premier Innovations (Series II) | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(24.80%)
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Premier Innovations (Series II) | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Premier Innovations (Series II) | InvescoSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(20.60%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Premier Innovations (Series II) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(35.60%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Innovations (Series II) | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Premier Innovations (Series II) | JanusHendersonBalancedFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Innovations (Series II) | JanusHendersonEnterpriseFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
Premier Innovations (Series II) | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Premier Innovations (Series II) | JanusHendersonMidCapValueFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(5.77%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Premier Innovations (Series II) | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Premier Innovations (Series II) | JPMorganCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(7.90%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Premier Innovations (Series II) | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	15.18%
Premier Innovations (Series II) | JPMorganSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(0.29%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Innovations (Series II) | JPMorganSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Premier Innovations (Series II) | JPMorganSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(0.19%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Premier Innovations (Series II) | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(7.59%)
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Premier Innovations (Series II) | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(8.15%)
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Premier Innovations (Series II) | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Innovations (Series II) | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.37%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Premier Innovations (Series II) | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.33%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Innovations (Series II) | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Premier Innovations (Series II) | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.44%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Premier Innovations (Series II) | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Premier Innovations (Series II) | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.31%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Premier Innovations (Series II) | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(7.51%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Premier Innovations (Series II) | JPMorganUSEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.09%)
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Premier Innovations (Series II) | JPMorganUSGovernmentMoneyMarketFundReserveClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	JPMorgan U.S. Government Money Market Fund - Reserve Class
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	1.43%
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	0.47%
Premier Innovations (Series II) | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.17%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Premier Innovations (Series II) | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(12.91%)
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Innovations (Series II) | LordAbbettAffiliatedFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(9.85%)
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Innovations (Series II) | LordAbbettDevelopingGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(36.09%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Premier Innovations (Series II) | LordAbbettDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.53%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	11.20%
Premier Innovations (Series II) | LordAbbettFundamentalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Premier Innovations (Series II) | LordAbbettGrowthOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(32.59%)
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Premier Innovations (Series II) | LordAbbettInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(18.87%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Premier Innovations (Series II) | LordAbbettTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(14.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	1.06%
Premier Innovations (Series II) | LordAbbettValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(21.90%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Premier Innovations (Series II) | MassachusettsInvestorsTrustClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(16.33%)
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Premier Innovations (Series II) | MassMutualBlueChipGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(34.28%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Premier Innovations (Series II) | MassMutualDisciplinedGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(32.02%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Premier Innovations (Series II) | MassMutualDiversifiedValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(2.60%)
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Premier Innovations (Series II) | MassMutualEquityOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.84%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Premier Innovations (Series II) | MassMutualFundamentalValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Fundamental Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.07%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Premier Innovations (Series II) | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(32.35%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Innovations (Series II) | MassMutualGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Growth Opportunities Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Sands Capital Management, LLC;Jackson Square Partners, LLC;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(44.35%)
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Innovations (Series II) | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	(10.45%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Premier Innovations (Series II) | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(20.75%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Innovations (Series II) | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.41%)
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Premier Innovations (Series II) | MassMutualOverseasFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Innovations (Series II) | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Premier Innovations (Series II) | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Premier Innovations (Series II) | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Premier Innovations (Series II) | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.98%)
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Premier Innovations (Series II) | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.12%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Premier Innovations (Series II) | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.34%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Premier Innovations (Series II) | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Premier Innovations (Series II) | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.40%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Innovations (Series II) | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Innovations (Series II) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2005FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.10%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	2.54%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2010FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	2.79%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2015FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.83%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	3.04%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2020FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2025FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2030FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.48%)
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2035FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(18.44%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	4.20%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2040FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(19.26%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2045FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(19.54%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2050FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2055FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.72%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2060FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirementBalancedFundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	2.77%
Premier Innovations (Series II) | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC;Baring International Investment Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Innovations (Series II) | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(26.21%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	11.31%
Premier Innovations (Series II) | MassMutualSmallCapOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Premier Innovations (Series II) | MassMutualSmallCompanyValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.;American Century Investment Management;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Innovations (Series II) | MassMutualSrategicBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Strategic Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Premier Innovations (Series II) | MassMutualSrategicEmergingMarketsFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	MassMutual Strategic Emerging Markets Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(25.74%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.59%)
Premier Innovations (Series II) | MassMutualTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Total Return Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.65%)
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	0.62%
Premier Innovations (Series II) | MFSEmergingMarketsDebtFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	MFS® Emerging Markets Debt Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	(0.79%)
Average Annual Total Returns, 10 Years [Percent]	1.07%
Premier Innovations (Series II) | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
Premier Innovations (Series II) | MFSGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(31.32%)
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	12.69%
Premier Innovations (Series II) | MFSInternationalGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.33%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Premier Innovations (Series II) | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(23.28%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Innovations (Series II) | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(29.81%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Innovations (Series II) | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.52%)
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Innovations (Series II) | MFSTechnologyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(36.20%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Premier Innovations (Series II) | MFSTotalReturnBondFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.04%)
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.08%
Premier Innovations (Series II) | MFSTotalReturnFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(9.66%)
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Premier Innovations (Series II) | MFSUtilitiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	0.44%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Premier Innovations (Series II) | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Premier Innovations (Series II) | MMSandP500IndexFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(18.60%)
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Premier Innovations (Series II) | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Premier Innovations (Series II) | NorthSquareSpectrumAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(27.04%)
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Premier Innovations (Series II) | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Innovations (Series II) | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Premier Innovations (Series II) | NuveenMidCapGrowthOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Nuveen Mid Cap Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(30.28%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	9.02%
Premier Innovations (Series II) | NuveenSmallCapSelectFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Nuveen Small Cap Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(19.97%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Premier Innovations (Series II) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Innovations (Series II) | PGIMJennisonFocusedGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(40.73%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Premier Innovations (Series II) | PGIMJennisonMidCapGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(24.07%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Premier Innovations (Series II) | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Premier Innovations (Series II) | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(12.22%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Premier Innovations (Series II) | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Innovations (Series II) | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Premier Innovations (Series II) | PioneerDisciplinedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Disciplined Value Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(9.68%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Premier Innovations (Series II) | PioneerEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(8.21%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.13%
Premier Innovations (Series II) | PioneerFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Pioneer Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(19.47%)
Average Annual Total Returns, 5 Years [Percent]	10.42%
Average Annual Total Returns, 10 Years [Percent]	12.38%
Premier Innovations (Series II) | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(20.77%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Premier Innovations (Series II) | PioneerGlobalSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(9.81%)
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Innovations (Series II) | PioneerMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(6.00%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Innovations (Series II) | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(13.12%)
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Innovations (Series II) | PutnamHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Premier Innovations (Series II) | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC;Putnam Investments Limited;
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	(18.01%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Premier Innovations (Series II) | PutnamLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Innovations (Series II) | RoyceSmallCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Premier Innovations (Series II) | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund)
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Premier Innovations (Series II) | RussellLifePointsBalancedStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Russell LifePoints® Balanced Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Premier Innovations (Series II) | RussellLifePointsConservativeStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--15% to 30% Equity
Portfolio Company Name [Text Block]	Russell LifePoints®Conservative Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(13.96%)
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	1.63%
Premier Innovations (Series II) | RussellLifePointsEquityGrowthStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Russell LifePoints® Equity Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(17.05%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Premier Innovations (Series II) | RussellLifePointsGrowthStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Russell LifePoints® Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	4.96%
Premier Innovations (Series II) | RussellLifePointsModerateStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Russell LifePoints®Moderate Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Premier Innovations (Series II) | TRowePriceEquityIncomeFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(3.81%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Innovations (Series II) | TRowePriceGrowthStockFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(40.44%)
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	10.66%
Premier Innovations (Series II) | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.87%
Premier Innovations (Series II) | TempletonGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(6.17%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.64%)
Premier Innovations (Series II) | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Innovations (Series II) | TheHartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.10%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Premier Innovations (Series II) | TheHartfordCapitalAppreciationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(17.95%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Premier Innovations (Series II) | TheHartfordChecksandBalancesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(13.65%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Premier Innovations (Series II) | TheHartfordConservativeAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(13.48%)
Average Annual Total Returns, 5 Years [Percent]	1.63%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Premier Innovations (Series II) | TheHartfordDividendandGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(9.02%)
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Premier Innovations (Series II) | TheHartfordEquityIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(0.77%)
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	10.94%
Premier Innovations (Series II) | TheHartfordGrowthAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.33%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Premier Innovations (Series II) | TheHartfordGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(37.06%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Premier Innovations (Series II) | TheHartfordHealthcareFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	The Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(11.75%)
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	13.78%
Premier Innovations (Series II) | TheHartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(10.52%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Premier Innovations (Series II) | TheHartfordInflationPlusFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(8.93%)
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	0.41%
Premier Innovations (Series II) | TheHartfordInternationalOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(18.24%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	4.58%
Premier Innovations (Series II) | TheHartfordMidcapFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(24.39%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	10.49%
Premier Innovations (Series II) | TheHartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(8.13%)
Average Annual Total Returns, 5 Years [Percent]	5.53%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Innovations (Series II) | TheHartfordSmallCompanyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(31.36%)
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Premier Innovations (Series II) | TheHartfordTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(14.33%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Premier Innovations (Series II) | ThornburgInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Premier Innovations (Series II) | ThornburgSmallMidCapCoreFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(19.42%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Premier Innovations (Series II) | ThornburgSmallMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(34.16%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Premier Innovations (Series II) | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Innovations (Series II) | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(19.37%)
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Premier Innovations (Series II) | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(29.36%)
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	13.74%
Premier Innovations (Series II) | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Premier Innovations (Series II) | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Innovations (Series II) | UBSDynamicAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Macro Trading
Portfolio Company Name [Text Block]	UBS Dynamic Alpha Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(5.42%)
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]	0.83%
Premier Innovations (Series II) | UBSGlobalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(16.99%)
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Premier Innovations (Series II) | VictoryDiversifiedStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Premier Innovations (Series II) | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(21.47%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Premier Innovations (Series II) | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.66%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Premier Innovations (Series II) | VictorySycamoreEstablishedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(2.82%)
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	12.87%
Premier Innovations (Series II) | VictorySycamoreSmallCompanyOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(6.91%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Innovations (Series II) | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(14.34%)
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Innovations (Series II) | VirtusCeredexMidCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(14.22%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Premier Innovations (Series II) | VirtusCeredexSmallCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	(10.31%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Innovations (Series II) | VirtusNFJDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Innovations (Series II) | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(19.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
Premier Innovations (Series II) | VirtusSeixTotalReturnBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	0.78%
Premier Innovations (Series II) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Standard Benefit Expense, Current [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	• Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Innovations (Series II) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Limited to Participants who have terminated their employment with the Employer;• Duration of payments may not extend beyond the Participant’s life expectancy;• A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Innovations (Series II) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the Participant dies before his or her Annuity Commencement Date, We will pay a death benefit to the Beneficiary. The death benefit will equal the Participant’s Account value. If no Beneficiary is living at the death of the Participant, the Participant’s estate is the Beneficiary.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Innovations (Series II) | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,886
Surrender Expense, 3 Years, Maximum [Dollars]	15,908
Surrender Expense, 5 Years, Maximum [Dollars]	22,991
Surrender Expense, 10 Years, Maximum [Dollars]	44,832
Annuitized Expense, 1 Year, Maximum [Dollars]	4,326
Annuitized Expense, 3 Years, Maximum [Dollars]	13,120
Annuitized Expense, 5 Years, Maximum [Dollars]	22,028
Annuitized Expense, 10 Years, Maximum [Dollars]	44,802
No Surrender Expense, 1 Year, Maximum [Dollars]	4,356
No Surrender Expense, 3 Years, Maximum [Dollars]	13,150
No Surrender Expense, 5 Years, Maximum [Dollars]	22,058
No Surrender Expense, 10 Years, Maximum [Dollars]	44,832
Premier Innovations (Series II) | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,691
Surrender Expense, 3 Years, Maximum [Dollars]	15,333
Surrender Expense, 5 Years, Maximum [Dollars]	22,049
Surrender Expense, 10 Years, Maximum [Dollars]	43,118
Annuitized Expense, 1 Year, Maximum [Dollars]	4,121
Annuitized Expense, 3 Years, Maximum [Dollars]	12,527
Annuitized Expense, 5 Years, Maximum [Dollars]	21,076
Annuitized Expense, 10 Years, Maximum [Dollars]	43,088
No Surrender Expense, 1 Year, Maximum [Dollars]	4,151
No Surrender Expense, 3 Years, Maximum [Dollars]	12,557
No Surrender Expense, 5 Years, Maximum [Dollars]	21,106
No Surrender Expense, 10 Years, Maximum [Dollars]	43,118
Premier Innovations (Series II) | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,497
Surrender Expense, 3 Years, Maximum [Dollars]	14,756
Surrender Expense, 5 Years, Maximum [Dollars]	21,098
Surrender Expense, 10 Years, Maximum [Dollars]	41,368
Annuitized Expense, 1 Year, Maximum [Dollars]	3,916
Annuitized Expense, 3 Years, Maximum [Dollars]	11,931
Annuitized Expense, 5 Years, Maximum [Dollars]	20,115
Annuitized Expense, 10 Years, Maximum [Dollars]	41,338
No Surrender Expense, 1 Year, Maximum [Dollars]	3,946
No Surrender Expense, 3 Years, Maximum [Dollars]	11,961
No Surrender Expense, 5 Years, Maximum [Dollars]	20,145
No Surrender Expense, 10 Years, Maximum [Dollars]	41,368
Premier Innovations (Series II) | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,399
Surrender Expense, 3 Years, Maximum [Dollars]	14,466
Surrender Expense, 5 Years, Maximum [Dollars]	20,620
Surrender Expense, 10 Years, Maximum [Dollars]	40,479
Annuitized Expense, 1 Year, Maximum [Dollars]	3,813
Annuitized Expense, 3 Years, Maximum [Dollars]	11,632
Annuitized Expense, 5 Years, Maximum [Dollars]	19,631
Annuitized Expense, 10 Years, Maximum [Dollars]	40,449
No Surrender Expense, 1 Year, Maximum [Dollars]	3,843
No Surrender Expense, 3 Years, Maximum [Dollars]	11,662
No Surrender Expense, 5 Years, Maximum [Dollars]	19,661
No Surrender Expense, 10 Years, Maximum [Dollars]	40,479
Premier Innovations (Series II) | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,302
Surrender Expense, 3 Years, Maximum [Dollars]	14,176
Surrender Expense, 5 Years, Maximum [Dollars]	20,140
Surrender Expense, 10 Years, Maximum [Dollars]	39,582
Annuitized Expense, 1 Year, Maximum [Dollars]	3,711
Annuitized Expense, 3 Years, Maximum [Dollars]	11,332
Annuitized Expense, 5 Years, Maximum [Dollars]	19,146
Annuitized Expense, 10 Years, Maximum [Dollars]	39,552
No Surrender Expense, 1 Year, Maximum [Dollars]	3,741
No Surrender Expense, 3 Years, Maximum [Dollars]	11,362
No Surrender Expense, 5 Years, Maximum [Dollars]	19,176
No Surrender Expense, 10 Years, Maximum [Dollars]	39,582
Premier Innovations (Series II) | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,156
Surrender Expense, 3 Years, Maximum [Dollars]	13,740
Surrender Expense, 5 Years, Maximum [Dollars]	19,416
Surrender Expense, 10 Years, Maximum [Dollars]	38,219
Annuitized Expense, 1 Year, Maximum [Dollars]	3,557
Annuitized Expense, 3 Years, Maximum [Dollars]	10,882
Annuitized Expense, 5 Years, Maximum [Dollars]	18,414
Annuitized Expense, 10 Years, Maximum [Dollars]	38,189
No Surrender Expense, 1 Year, Maximum [Dollars]	3,587
No Surrender Expense, 3 Years, Maximum [Dollars]	10,912
No Surrender Expense, 5 Years, Maximum [Dollars]	18,444
No Surrender Expense, 10 Years, Maximum [Dollars]	38,219
Premier Innovations (Series II) | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,010
Surrender Expense, 3 Years, Maximum [Dollars]	13,302
Surrender Expense, 5 Years, Maximum [Dollars]	18,687
Surrender Expense, 10 Years, Maximum [Dollars]	36,835
Annuitized Expense, 1 Year, Maximum [Dollars]	3,403
Annuitized Expense, 3 Years, Maximum [Dollars]	10,430
Annuitized Expense, 5 Years, Maximum [Dollars]	17,677
Annuitized Expense, 10 Years, Maximum [Dollars]	36,805
No Surrender Expense, 1 Year, Maximum [Dollars]	3,433
No Surrender Expense, 3 Years, Maximum [Dollars]	10,460
No Surrender Expense, 5 Years, Maximum [Dollars]	17,707
No Surrender Expense, 10 Years, Maximum [Dollars]	36,835
Premier Innovations (Series II) | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,815
Surrender Expense, 3 Years, Maximum [Dollars]	12,716
Surrender Expense, 5 Years, Maximum [Dollars]	17,709
Surrender Expense, 10 Years, Maximum [Dollars]	34,957
Annuitized Expense, 1 Year, Maximum [Dollars]	3,198
Annuitized Expense, 3 Years, Maximum [Dollars]	9,825
Annuitized Expense, 5 Years, Maximum [Dollars]	16,687
Annuitized Expense, 10 Years, Maximum [Dollars]	34,927
No Surrender Expense, 1 Year, Maximum [Dollars]	3,228
No Surrender Expense, 3 Years, Maximum [Dollars]	9,855
No Surrender Expense, 5 Years, Maximum [Dollars]	16,717
No Surrender Expense, 10 Years, Maximum [Dollars]	34,957
Premier Innovations (Series II) | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,669
Surrender Expense, 3 Years, Maximum [Dollars]	12,276
Surrender Expense, 5 Years, Maximum [Dollars]	16,969
Surrender Expense, 10 Years, Maximum [Dollars]	33,523
Annuitized Expense, 1 Year, Maximum [Dollars]	3,044
Annuitized Expense, 3 Years, Maximum [Dollars]	9,370
Annuitized Expense, 5 Years, Maximum [Dollars]	15,939
Annuitized Expense, 10 Years, Maximum [Dollars]	33,493
No Surrender Expense, 1 Year, Maximum [Dollars]	3,074
No Surrender Expense, 3 Years, Maximum [Dollars]	9,400
No Surrender Expense, 5 Years, Maximum [Dollars]	15,969
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,523
Hartford 403(b) Cornerstone Innovations
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.34%
	Investment options (Fund fees and expenses)[2]	0.30%	2.23%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $2,942
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.34%
	Investment options (Fund fees and expenses)[2]	0.30%	2.23%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $2,942
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.34%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.23%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,436	Highest Annual Cost: $2,942
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,436
Highest Annual Cost [Dollars]	$ 2,942
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.23%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.23%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	2.23%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants
who have
terminated
their
employment
with the
Employer;
• Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
• A
Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants
who have
terminated
their
employment
with the
Employer;
• Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
• A
Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.84%	-14.17%	-0.56%	0.54%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.22%	-1.67%	6.42%	10.65%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	-14.97%	6.80%	10.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013) Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	1.09%	-10.32%	3.40%	4.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A (Closed to Contracts issued on or about 4/30/2012) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Allocation-- 85%+ Equity	Empower Aggressive Profile Fund - Investor Class (Formerly Great-West Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.15%	-15.17%	5.10%	9.09%
US Fund Mid-Cap Value	Empower Ariel Mid Cap Value Fund - Investor Class* (Formerly Great-West Ariel Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Ariel Investments, LLC	1.05%	-12.94%	4.97%	9.49%
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class* (Formerly Great-West Bond Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.50%	-13.68%	-0.57%	0.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 15% to 30% Equity	Empower Conservative Profile Fund - Investor Class* (Formerly Great- West Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.78%	-9.93%	2.29%	3.65%
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class * (Formerly Great-West Core Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;	0.70%	-14.70%	-0.43%	0.79%
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class (Formerly Great-West Core Strategies Flexible Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP	0.76%	-12.48%	0.45%	0.45%
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class* (Formerly Great-West Core Strategies International Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1.00%	-14.67%	1.84%	1.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class* (Formerly Great- West Core Strategies U.S. Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.90%	-15.82%	8.43%	8.43%
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class* (Formerly Great-West Emerging Markets Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;	1.23%	-21.30%	-3.59%	-3.59%
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class* (Formerly Great-West High Yield Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	1.08%	-11.80%	2.17%	3.69%
US Fund Inflation- Protected Bond	Empower Inflation- Protected Securities Fund - Investor Class* (Formerly Great-West Inflation- Protected Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	0.70%	-8.92%	1.69%	1.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class* (Formerly Great- West International Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;	1.20%	-30.35%	1.11%	4.08%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
US Fund Foreign Large Blend	Empower International Value Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: LSV Asset Management;Massachusetts Financial Services Company;	1.07%	-15.18%	1.23%	6.75%
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class* (Formerly Great- West Large Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;	1.00%	-23.16%	12.35%	13.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Empower Large Cap Value Fund - Investor Class* (Formerly Great-West Large Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;	0.96%	-3.54%	7.61%	9.98%
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* (Formerly Great-West Lifetime 2015 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	-12.27%	3.06%	5.00%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* (Formerly Great-West Lifetime 2020 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-12.95%	3.20%	4.95%
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* (Formerly Great-West Lifetime 2025 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	-13.83%	3.46%	6.20%
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* (Formerly Great-West Lifetime 2030 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.87%	-14.62%	3.73%	6.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* (Formerly Great-West Lifetime 2035 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.89%	-15.62%	4.07%	7.37%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class (Formerly Great-West Lifetime 2040 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.30%	4.34%	7.13%
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class (Formerly Great-West Lifetime 2045 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.82%	4.42%	7.68%
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class (Formerly Great-West Lifetime 2050 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	-16.95%	4.42%	7.34%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class (Formerly Great-West Lifetime 2055 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-17.13%	4.29%	7.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class (Formerly Great-West Lifetime 2060 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.94%	-17.10%	6.44%	6.44%
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class* (Formerly Great-West Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	-11.76%	3.88%	9.75%
US Fund Allocation-- 50% to 70% Equity	Empower Moderate Profile Fund - Investor Class* (Formerly Great-West Moderate Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-12.02%	3.83%	6.15%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Allocation-- 30% to 50% Equity	Empower Moderately Conservative Profile Fund - Investor Class* (Formerly Great-West Moderately Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-10.82%	3.06%	4.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class* (Formerly Great-West Multi-Sector Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;	0.90%	-11.42%	1.09%	2.70%
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class (Formerly Great-West S&P 500 ® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.51%	-18.55%	8.88%	11.95%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class* (Formerly Great-West Short Duration Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-4.25%	1.22%	1.26%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* (Formerly Great- West Small Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;	1.19%	-25.36%	7.50%	9.22%
US Fund Small Value	Empower Small Cap Value Fund - Investor Class* (Formerly Great-West Small Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;	1.09%	-10.03%	4.86%	9.10%
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (Formerly Great-West T. Rowe Price Mid Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Investment Management,Inc.	1.02%	-22.79%	7.13%	11.81%
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class* (Formerly Great- West U.S. Government Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-12.08%	-0.59%	0.45%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.78%	-9.30%	2.38%	3.21%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	-31.89%	9.07%	12.07%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	-14.39%	-0.06%	4.01%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.16%	-2.44%	1.22%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-17.70%	-1.08%	1.19%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A (Closed to Contracts issued on or about 3/1/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-9.09%	10.03%	12.88%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.68%	1.43%	0.86%	0.47%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A* Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-32.59%	5.87%	9.47%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.64%	-14.08%	-0.22%	1.06%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 11/22/2013) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.05%	-15.02%	-0.79%	1.07%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
US Fund Utilities	MFS® Utilities Fund - Class R3* (Closed to Contracts issued on or about 3/1/2013) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Global Large- Stock Growth	MSIF Global Opportunity Portfolio - Class A Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Co	1.20%	-41.74%	2.77%	11.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	-30.28%	5.17%	9.02%
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	-19.97%	6.11%	9.33%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.87%	-9.68%	6.43%	9.71%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
US Fund Allocation-- 50% to 70% Equity	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.97%	-13.65%	5.61%	7.86%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.06%	-0.77%	8.42%	10.94%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-18.24%	1.45%	4.58%
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-24.39%	4.72%	10.49%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012) Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A* Adviser: Virtus Fund Advisers, LLC Subadviser: Virtus Fixed Income Advisers, LLC	0.70%	-13.70%	0.03%	0.78%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-6777
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.84%	-14.17%	-0.56%	0.54%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.22%	-1.67%	6.42%	10.65%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	-14.97%	6.80%	10.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013) Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	1.09%	-10.32%	3.40%	4.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A (Closed to Contracts issued on or about 4/30/2012) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Allocation-- 85%+ Equity	Empower Aggressive Profile Fund - Investor Class (Formerly Great-West Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.15%	-15.17%	5.10%	9.09%
US Fund Mid-Cap Value	Empower Ariel Mid Cap Value Fund - Investor Class* (Formerly Great-West Ariel Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Ariel Investments, LLC	1.05%	-12.94%	4.97%	9.49%
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class* (Formerly Great-West Bond Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.50%	-13.68%	-0.57%	0.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 15% to 30% Equity	Empower Conservative Profile Fund - Investor Class* (Formerly Great- West Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.78%	-9.93%	2.29%	3.65%
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class * (Formerly Great-West Core Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;	0.70%	-14.70%	-0.43%	0.79%
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class (Formerly Great-West Core Strategies Flexible Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP	0.76%	-12.48%	0.45%	0.45%
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class* (Formerly Great-West Core Strategies International Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1.00%	-14.67%	1.84%	1.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class* (Formerly Great- West Core Strategies U.S. Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.90%	-15.82%	8.43%	8.43%
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class* (Formerly Great-West Emerging Markets Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;	1.23%	-21.30%	-3.59%	-3.59%
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class* (Formerly Great-West High Yield Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	1.08%	-11.80%	2.17%	3.69%
US Fund Inflation- Protected Bond	Empower Inflation- Protected Securities Fund - Investor Class* (Formerly Great-West Inflation- Protected Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	0.70%	-8.92%	1.69%	1.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class* (Formerly Great- West International Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;	1.20%	-30.35%	1.11%	4.08%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
US Fund Foreign Large Blend	Empower International Value Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: LSV Asset Management;Massachusetts Financial Services Company;	1.07%	-15.18%	1.23%	6.75%
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class* (Formerly Great- West Large Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;	1.00%	-23.16%	12.35%	13.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Empower Large Cap Value Fund - Investor Class* (Formerly Great-West Large Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;	0.96%	-3.54%	7.61%	9.98%
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* (Formerly Great-West Lifetime 2015 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	-12.27%	3.06%	5.00%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* (Formerly Great-West Lifetime 2020 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-12.95%	3.20%	4.95%
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* (Formerly Great-West Lifetime 2025 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	-13.83%	3.46%	6.20%
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* (Formerly Great-West Lifetime 2030 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.87%	-14.62%	3.73%	6.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* (Formerly Great-West Lifetime 2035 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.89%	-15.62%	4.07%	7.37%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class (Formerly Great-West Lifetime 2040 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.30%	4.34%	7.13%
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class (Formerly Great-West Lifetime 2045 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.82%	4.42%	7.68%
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class (Formerly Great-West Lifetime 2050 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	-16.95%	4.42%	7.34%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class (Formerly Great-West Lifetime 2055 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-17.13%	4.29%	7.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class (Formerly Great-West Lifetime 2060 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.94%	-17.10%	6.44%	6.44%
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class* (Formerly Great-West Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	-11.76%	3.88%	9.75%
US Fund Allocation-- 50% to 70% Equity	Empower Moderate Profile Fund - Investor Class* (Formerly Great-West Moderate Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-12.02%	3.83%	6.15%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Allocation-- 30% to 50% Equity	Empower Moderately Conservative Profile Fund - Investor Class* (Formerly Great-West Moderately Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-10.82%	3.06%	4.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class* (Formerly Great-West Multi-Sector Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;	0.90%	-11.42%	1.09%	2.70%
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class (Formerly Great-West S&P 500 ® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.51%	-18.55%	8.88%	11.95%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class* (Formerly Great-West Short Duration Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-4.25%	1.22%	1.26%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* (Formerly Great- West Small Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;	1.19%	-25.36%	7.50%	9.22%
US Fund Small Value	Empower Small Cap Value Fund - Investor Class* (Formerly Great-West Small Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;	1.09%	-10.03%	4.86%	9.10%
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (Formerly Great-West T. Rowe Price Mid Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Investment Management,Inc.	1.02%	-22.79%	7.13%	11.81%
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class* (Formerly Great- West U.S. Government Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-12.08%	-0.59%	0.45%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.78%	-9.30%	2.38%	3.21%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	-31.89%	9.07%	12.07%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	-14.39%	-0.06%	4.01%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.16%	-2.44%	1.22%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-17.70%	-1.08%	1.19%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A (Closed to Contracts issued on or about 3/1/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-9.09%	10.03%	12.88%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.68%	1.43%	0.86%	0.47%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A* Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-32.59%	5.87%	9.47%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.64%	-14.08%	-0.22%	1.06%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 11/22/2013) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.05%	-15.02%	-0.79%	1.07%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
US Fund Utilities	MFS® Utilities Fund - Class R3* (Closed to Contracts issued on or about 3/1/2013) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Global Large- Stock Growth	MSIF Global Opportunity Portfolio - Class A Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Co	1.20%	-41.74%	2.77%	11.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	-30.28%	5.17%	9.02%
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	-19.97%	6.11%	9.33%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.87%	-9.68%	6.43%	9.71%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
US Fund Allocation-- 50% to 70% Equity	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.97%	-13.65%	5.61%	7.86%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.06%	-0.77%	8.42%	10.94%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-18.24%	1.45%	4.58%
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-24.39%	4.72%	10.49%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012) Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A* Adviser: Virtus Fund Advisers, LLC Subadviser: Virtus Fixed Income Advisers, LLC	0.70%	-13.70%	0.03%	0.78%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
Hartford 403(b) Cornerstone Innovations | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Hartford 403(b) Cornerstone Innovations | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Hartford 403(b) Cornerstone Innovations | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Hartford 403(b) Cornerstone Innovations | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Hartford 403(b) Cornerstone Innovations | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Hartford 403(b) Cornerstone Innovations | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Hartford 403(b) Cornerstone Innovations | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Hartford 403(b) Cornerstone Innovations | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Hartford 403(b) Cornerstone Innovations | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Hartford 403(b) Cornerstone Innovations | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Hartford 403(b) Cornerstone Innovations | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Hartford 403(b) Cornerstone Innovations | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Hartford 403(b) Cornerstone Innovations | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(16.34%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Hartford 403(b) Cornerstone Innovations | ABInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(10.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.04%)
Average Annual Total Returns, 10 Years [Percent]	2.69%
Hartford 403(b) Cornerstone Innovations | ABSustainableInternationalThematicFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(26.80%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Hartford 403(b) Cornerstone Innovations | AlgerCapitalAppreciationInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(36.81%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Hartford 403(b) Cornerstone Innovations | AlgerMidCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	(35.28%)
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Hartford 403(b) Cornerstone Innovations | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Hartford 403(b) Cornerstone Innovations | AllspringEmergingMarketsEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(19.75%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.91%
Hartford 403(b) Cornerstone Innovations | AllspringUtilityandTelecommunicationsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(3.42%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Hartford 403(b) Cornerstone Innovations | AmericanCenturyDiversifiedBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Century Diversified Bond Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Hartford 403(b) Cornerstone Innovations | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Hartford 403(b) Cornerstone Innovations | AmericanCenturyGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(31.61%)
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	12.09%
Hartford 403(b) Cornerstone Innovations | AmericanCenturyMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	American Century Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(1.67%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Hartford 403(b) Cornerstone Innovations | AmericanCenturySmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Hartford 403(b) Cornerstone Innovations | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.63%
Hartford 403(b) Cornerstone Innovations | AmericanFundsAMCAPFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(29.02%)
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Hartford 403(b) Cornerstone Innovations | AmericanFundsAmericanMutualFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(4.81%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Hartford 403(b) Cornerstone Innovations | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Hartford 403(b) Cornerstone Innovations | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Hartford 403(b) Cornerstone Innovations | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(23.24%)
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Hartford 403(b) Cornerstone Innovations | AmericanFundsFundamentalInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Hartford 403(b) Cornerstone Innovations | AmericanFundsNewPerspectiveFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Hartford 403(b) Cornerstone Innovations | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Hartford 403(b) Cornerstone Innovations | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(6.76%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Hartford 403(b) Cornerstone Innovations | AmericanFundsTheInvestmentCompanyofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	10.55%
Hartford 403(b) Cornerstone Innovations | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(29.88%)
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Hartford 403(b) Cornerstone Innovations | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(8.78%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Hartford 403(b) Cornerstone Innovations | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(21.23%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.22%
Hartford 403(b) Cornerstone Innovations | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(5.27%)
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Hartford 403(b) Cornerstone Innovations | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Hartford 403(b) Cornerstone Innovations | BlackRockAdvantageLargeCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(30.37%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Hartford 403(b) Cornerstone Innovations | BlackRockAdvantageSmallCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(25.18%)
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Hartford 403(b) Cornerstone Innovations | BlackRockCapitalAppreciationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.84%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	11.18%
Hartford 403(b) Cornerstone Innovations | BlackRockEquityDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(4.18%)
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Hartford 403(b) Cornerstone Innovations | BlackRockGlobalAllocationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(16.05%)
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	4.71%
Hartford 403(b) Cornerstone Innovations | BlackRockInternationalDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	BlackRock International Dividend Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(10.32%)
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Hartford 403(b) Cornerstone Innovations | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Hartford 403(b) Cornerstone Innovations | BlackRockLifePathDynamic2030FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.98%)
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.86%
Hartford 403(b) Cornerstone Innovations | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(16.79%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Hartford 403(b) Cornerstone Innovations | BlackRockLifePathDynamic2040FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.32%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Hartford 403(b) Cornerstone Innovations | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Hartford 403(b) Cornerstone Innovations | BlackRockLifePathDynamic2050FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Hartford 403(b) Cornerstone Innovations | BlackRockLifePathDynamicRetirementFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.08%)
Average Annual Total Returns, 5 Years [Percent]	2.68%
Average Annual Total Returns, 10 Years [Percent]	3.87%
Hartford 403(b) Cornerstone Innovations | BlackRockMidCapValueFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(4.22%)
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Hartford 403(b) Cornerstone Innovations | BlackRockSandP500IndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Hartford 403(b) Cornerstone Innovations | BNYMellonBondMarketIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(13.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Hartford 403(b) Cornerstone Innovations | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Hartford 403(b) Cornerstone Innovations | BNYMellonSandP500IndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Hartford 403(b) Cornerstone Innovations | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Hartford 403(b) Cornerstone Innovations | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(27.66%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Hartford 403(b) Cornerstone Innovations | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.71%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Hartford 403(b) Cornerstone Innovations | CalvertBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Hartford 403(b) Cornerstone Innovations | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.85%
Hartford 403(b) Cornerstone Innovations | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(12.61%)
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Hartford 403(b) Cornerstone Innovations | ClearBridgeMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.23%)
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Hartford 403(b) Cornerstone Innovations | ClearBridgeSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A (Closed to Contracts issued on or about 4/30/2012)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(28.82%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Hartford 403(b) Cornerstone Innovations | ClearBridgeSmallCapGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Hartford 403(b) Cornerstone Innovations | ColumbiaAcornFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(34.01%)
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Hartford 403(b) Cornerstone Innovations | ColumbiaContrarianCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(18.79%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Hartford 403(b) Cornerstone Innovations | ColumbiaLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(32.18%)
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.21%
Hartford 403(b) Cornerstone Innovations | ColumbiaLargeCapGrowthOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(29.68%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	12.04%
Hartford 403(b) Cornerstone Innovations | ColumbiaSelectMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Hartford 403(b) Cornerstone Innovations | ColumbiaSmallCapValueFundIClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(8.83%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Hartford 403(b) Cornerstone Innovations | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Hartford 403(b) Cornerstone Innovations | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.94%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Hartford 403(b) Cornerstone Innovations | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.73%)
Average Annual Total Returns, 5 Years [Percent]	(1.28%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
Hartford 403(b) Cornerstone Innovations | DelawareIvyAssetStrategyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Hartford 403(b) Cornerstone Innovations | DelawareIvyLargeCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Delaware Ivy Large Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.03%)
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	13.84%
Hartford 403(b) Cornerstone Innovations | DelawareIvyNaturalResourcesFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	17.76%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	0.28%
Hartford 403(b) Cornerstone Innovations | DWSCapitalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(31.10%)
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Hartford 403(b) Cornerstone Innovations | DWSInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(29.41%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Hartford 403(b) Cornerstone Innovations | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.03%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.86%
Hartford 403(b) Cornerstone Innovations | EatonVanceBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(15.58%)
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Hartford 403(b) Cornerstone Innovations | EatonVanceIncomeFundofBostonClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A*
Portfolio Company Adviser [Text Block]	Boston Management and Research
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	3.71%
Hartford 403(b) Cornerstone Innovations | EatonVanceLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(2.78%)
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Hartford 403(b) Cornerstone Innovations | EmpowerAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund - Investor Class (Formerly Great-West Aggressive Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Hartford 403(b) Cornerstone Innovations | EmpowerArielMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Empower Ariel Mid Cap Value Fund - Investor Class* (Formerly Great-West Ariel Mid Cap Value Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(12.94%)
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Hartford 403(b) Cornerstone Innovations | EmpowerBondIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Empower Bond Index Fund - Investor Class* (Formerly Great-West Bond Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Hartford 403(b) Cornerstone Innovations | EmpowerConservativeProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--15% to 30% Equity
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund - Investor Class* (Formerly Great-West Conservative Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(9.93%)
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Hartford 403(b) Cornerstone Innovations | EmpowerCoreBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Empower Core Bond Fund - Investor Class * (Formerly Great-West Core Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	(0.43%)
Average Annual Total Returns, 10 Years [Percent]	0.79%
Hartford 403(b) Cornerstone Innovations | EmpowerCoreStrategiesFlexibleBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Empower Core Strategies Flexible Bond Fund - Investor Class (Formerly Great-West Core Strategies Flexible Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.48%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.45%
Hartford 403(b) Cornerstone Innovations | EmpowerCoreStrategiesInternationalEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower Core Strategies International Equity Fund - Investor Class* (Formerly Great-West Core Strategies International Equity Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(14.67%)
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	1.84%
Hartford 403(b) Cornerstone Innovations | EmpowerCoreStrategiesUSEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Empower Core Strategies U.S. Equity Fund - Investor Class* (Formerly Great-West Core Strategies U.S. Equity Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Hartford 403(b) Cornerstone Innovations | EmpowerEmergingMarketsEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Empower Emerging Markets Equity Fund - Investor Class* (Formerly Great-West Emerging Markets Equity Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(21.30%)
Average Annual Total Returns, 5 Years [Percent]	(3.59%)
Average Annual Total Returns, 10 Years [Percent]	(3.59%)
Hartford 403(b) Cornerstone Innovations | EmpowerHighYieldBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Empower High Yield Bond Fund - Investor Class* (Formerly Great-West High Yield Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(11.80%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	3.69%
Hartford 403(b) Cornerstone Innovations | EmpowerInflationProtectedSecuritiesFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	Empower Inflation-Protected Securities Fund - Investor Class* (Formerly Great-West Inflation-Protected Securities Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(8.92%)
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Hartford 403(b) Cornerstone Innovations | EmpowerInternationalGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Empower International Growth Fund - Investor Class* (Formerly Great-West International Growth Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(30.35%)
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	4.08%
Hartford 403(b) Cornerstone Innovations | EmpowerInternationalIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Hartford 403(b) Cornerstone Innovations | EmpowerInternationalValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Value Fund - Investor Class (Formerly Great-West International Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	LSV Asset Management;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Hartford 403(b) Cornerstone Innovations | EmpowerLargeCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Empower Large Cap Growth Fund - Investor Class* (Formerly Great-West Large Cap Growth Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(23.16%)
Average Annual Total Returns, 5 Years [Percent]	12.35%
Average Annual Total Returns, 10 Years [Percent]	13.74%
Hartford 403(b) Cornerstone Innovations | EmpowerLargeCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Empower Large Cap Value Fund - Investor Class* (Formerly Great-West Large Cap Value Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(3.54%)
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	9.98%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2015FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund - Investor Class* (Formerly Great-West Lifetime 2015 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.27%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	5.00%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2020FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund - Investor Class* (Formerly Great-West Lifetime 2020 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.95%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2025FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund - Investor Class* (Formerly Great-West Lifetime 2025 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(13.83%)
Average Annual Total Returns, 5 Years [Percent]	3.46%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2030FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund - Investor Class* (Formerly Great-West Lifetime 2030 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.62%)
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	6.06%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2035FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund - Investor Class* (Formerly Great-West Lifetime 2035 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.62%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2040FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund - Investor Class (Formerly Great-West Lifetime 2040 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2045FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	Empower Lifetime 2045 Fund - Investor Class (Formerly Great-West Lifetime 2045 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.82%)
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2050FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund - Investor Class (Formerly Great-West Lifetime 2050 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2055FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund - Investor Class (Formerly Great-West Lifetime 2055 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.13%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2060FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund - Investor Class (Formerly Great-West Lifetime 2060 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(17.10%)
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Hartford 403(b) Cornerstone Innovations | EmpowerMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Empower Mid Cap Value Fund - Investor Class* (Formerly Great-West Mid Cap Value Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(11.76%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	9.75%
Hartford 403(b) Cornerstone Innovations | EmpowerModerateProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund - Investor Class* (Formerly Great-West Moderate Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(12.02%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Hartford 403(b) Cornerstone Innovations | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Hartford 403(b) Cornerstone Innovations | EmpowerModeratelyConservativeProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Empower Moderately Conservative Profile Fund - Investor Class* (Formerly Great-West Moderately Conservative Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(10.82%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.91%
Hartford 403(b) Cornerstone Innovations | EmpowerMultiSectorBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Empower Multi-Sector Bond Fund - Investor Class* (Formerly Great-West Multi-Sector Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(11.42%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.70%
Hartford 403(b) Cornerstone Innovations | EmpowerSandP500IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Empower S&P 500 ® Index Fund - Investor Class (Formerly Great-West S&P 500 ® Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(18.55%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	11.95%
Hartford 403(b) Cornerstone Innovations | EmpowerSandPMidCap400IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great-West S&P Mid Cap 400®Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.55%)
Average Annual Total Returns, 5 Years [Percent]	6.12%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Hartford 403(b) Cornerstone Innovations | EmpowerSandPSmallCap600IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Hartford 403(b) Cornerstone Innovations | EmpowerShortDurationBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	Empower Short Duration Bond Fund - Investor Class* (Formerly Great-West Short Duration Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(4.25%)
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	1.26%
Hartford 403(b) Cornerstone Innovations | EmpowerSmallCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund - Investor Class* (Formerly Great-West Small Cap Growth Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(25.36%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Hartford 403(b) Cornerstone Innovations | EmpowerSmallCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Empower Small Cap Value Fund - Investor Class* (Formerly Great-West Small Cap Value Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(10.03%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Hartford 403(b) Cornerstone Innovations | EmpowerTRowePriceMidCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (Formerly Great-West T. Rowe Price Mid Cap Growth Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(22.79%)
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	11.81%
Hartford 403(b) Cornerstone Innovations | EmpowerUSGovernmentSecuritiesFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Empower U.S. Government Securities Fund - Investor Class* (Formerly Great-West U.S. Government Securities Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.59%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
Hartford 403(b) Cornerstone Innovations | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.80%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Hartford 403(b) Cornerstone Innovations | FederatedHermesEquityIncomeFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(7.98%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Hartford 403(b) Cornerstone Innovations | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	(30.30%)
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Hartford 403(b) Cornerstone Innovations | FranklinConservativeAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Hartford 403(b) Cornerstone Innovations | FranklinGrowthAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(17.16%)
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	7.07%
Hartford 403(b) Cornerstone Innovations | FranklinGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(25.09%)
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	12.23%
Hartford 403(b) Cornerstone Innovations | FranklinHighIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(9.30%)
Average Annual Total Returns, 5 Years [Percent]	2.38%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Hartford 403(b) Cornerstone Innovations | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(5.05%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Hartford 403(b) Cornerstone Innovations | FranklinModerateAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Hartford 403(b) Cornerstone Innovations | FranklinMutualBeaconFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.91%)
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Hartford 403(b) Cornerstone Innovations | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(4.99%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Hartford 403(b) Cornerstone Innovations | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Hartford 403(b) Cornerstone Innovations | FranklinSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(10.20%)
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Hartford 403(b) Cornerstone Innovations | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(10.72%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Hartford 403(b) Cornerstone Innovations | FranklinTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(14.98%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Hartford 403(b) Cornerstone Innovations | FrostGrowthEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Frost Growth Equity Fund - Investor Class
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(31.89%)
Average Annual Total Returns, 5 Years [Percent]	9.07%
Average Annual Total Returns, 10 Years [Percent]	12.07%
Hartford 403(b) Cornerstone Innovations | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.85%)
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.03%
Hartford 403(b) Cornerstone Innovations | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Hartford 403(b) Cornerstone Innovations | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(6.57%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Hartford 403(b) Cornerstone Innovations | GoldmanSachsMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(26.68%)
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Hartford 403(b) Cornerstone Innovations | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Hartford 403(b) Cornerstone Innovations | GoldmanSachsSatelliteStrategiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Satellite Strategies - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Hartford 403(b) Cornerstone Innovations | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Hartford 403(b) Cornerstone Innovations | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(8.48%)
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	2.90%
Hartford 403(b) Cornerstone Innovations | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(22.67%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Hartford 403(b) Cornerstone Innovations | HartfordInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	4.01%
Hartford 403(b) Cornerstone Innovations | HartfordModerateAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(15.07%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Hartford 403(b) Cornerstone Innovations | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Hartford 403(b) Cornerstone Innovations | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Hartford 403(b) Cornerstone Innovations | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Hartford 403(b) Cornerstone Innovations | InvescoDevelopingMarketsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.16%)
Average Annual Total Returns, 5 Years [Percent]	(2.44%)
Average Annual Total Returns, 10 Years [Percent]	1.22%
Hartford 403(b) Cornerstone Innovations | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(31.09%)
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Hartford 403(b) Cornerstone Innovations | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Hartford 403(b) Cornerstone Innovations | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Hartford 403(b) Cornerstone Innovations | InvescoEQVEmergingMarketsAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(17.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.08%)
Average Annual Total Returns, 10 Years [Percent]	1.19%
Hartford 403(b) Cornerstone Innovations | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Hartford 403(b) Cornerstone Innovations | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(32.14%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Hartford 403(b) Cornerstone Innovations | InvescoGlobalStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(11.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.42%)
Average Annual Total Returns, 10 Years [Percent]	0.49%
Hartford 403(b) Cornerstone Innovations | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A (Closed to Contracts issued on or about 3/1/2013)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.86%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	(1.89%)
Hartford 403(b) Cornerstone Innovations | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(5.93%)
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Hartford 403(b) Cornerstone Innovations | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.73%)
Average Annual Total Returns, 10 Years [Percent]	(0.53%)
Hartford 403(b) Cornerstone Innovations | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	4.53%
Hartford 403(b) Cornerstone Innovations | InvescoMainStreetAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Hartford 403(b) Cornerstone Innovations | InvescoMainStreetMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Hartford 403(b) Cornerstone Innovations | InvescoOppenheimerInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(27.31%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Hartford 403(b) Cornerstone Innovations | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(24.80%)
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Hartford 403(b) Cornerstone Innovations | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Hartford 403(b) Cornerstone Innovations | InvescoSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(20.60%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Hartford 403(b) Cornerstone Innovations | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(35.60%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Hartford 403(b) Cornerstone Innovations | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Hartford 403(b) Cornerstone Innovations | JanusHendersonBalancedFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Hartford 403(b) Cornerstone Innovations | JanusHendersonEnterpriseFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
Hartford 403(b) Cornerstone Innovations | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Hartford 403(b) Cornerstone Innovations | JanusHendersonMidCapValueFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(5.77%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Hartford 403(b) Cornerstone Innovations | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Hartford 403(b) Cornerstone Innovations | JPMorganCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(7.90%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Hartford 403(b) Cornerstone Innovations | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	15.18%
Hartford 403(b) Cornerstone Innovations | JPMorganSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Hartford 403(b) Cornerstone Innovations | JPMorganSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(0.19%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Hartford 403(b) Cornerstone Innovations | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(7.59%)
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Hartford 403(b) Cornerstone Innovations | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(8.15%)
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Hartford 403(b) Cornerstone Innovations | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Hartford 403(b) Cornerstone Innovations | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.37%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Hartford 403(b) Cornerstone Innovations | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.33%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Hartford 403(b) Cornerstone Innovations | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Hartford 403(b) Cornerstone Innovations | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.44%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Hartford 403(b) Cornerstone Innovations | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Hartford 403(b) Cornerstone Innovations | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.31%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Hartford 403(b) Cornerstone Innovations | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(7.51%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Hartford 403(b) Cornerstone Innovations | JPMorganUSEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.09%)
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Hartford 403(b) Cornerstone Innovations | JPMorganUSGovernmentMoneyMarketFundReserveClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	JPMorgan U.S. Government Money Market Fund - Reserve Class
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	1.43%
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	0.47%
Hartford 403(b) Cornerstone Innovations | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.17%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Hartford 403(b) Cornerstone Innovations | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(12.91%)
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.39%
Hartford 403(b) Cornerstone Innovations | LordAbbettAffiliatedFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(9.85%)
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Hartford 403(b) Cornerstone Innovations | LordAbbettDevelopingGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Hartford 403(b) Cornerstone Innovations | LordAbbettDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 11/22/2013)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.53%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	11.20%
Hartford 403(b) Cornerstone Innovations | LordAbbettFundamentalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Hartford 403(b) Cornerstone Innovations | LordAbbettGrowthOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(32.59%)
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Hartford 403(b) Cornerstone Innovations | LordAbbettInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(18.87%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Hartford 403(b) Cornerstone Innovations | LordAbbettTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(14.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	1.06%
Hartford 403(b) Cornerstone Innovations | LordAbbettValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(21.90%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Hartford 403(b) Cornerstone Innovations | MassachusettsInvestorsTrustClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(16.33%)
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Hartford 403(b) Cornerstone Innovations | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Hartford 403(b) Cornerstone Innovations | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Hartford 403(b) Cornerstone Innovations | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Hartford 403(b) Cornerstone Innovations | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.98%)
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Hartford 403(b) Cornerstone Innovations | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.12%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Hartford 403(b) Cornerstone Innovations | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.34%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Hartford 403(b) Cornerstone Innovations | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Hartford 403(b) Cornerstone Innovations | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.40%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Hartford 403(b) Cornerstone Innovations | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Hartford 403(b) Cornerstone Innovations | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirement2005FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.10%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	2.54%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirement2010FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	2.79%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirement2015FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.83%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	3.04%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirement2020FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirement2025FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirement2030FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.48%)
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirement2035FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(18.44%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	4.20%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirement2040FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(19.26%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirement2045FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(19.54%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirement2050FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirement2055FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.72%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirement2060FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Hartford 403(b) Cornerstone Innovations | MassMutualSelectTRowePriceRetirementBalancedFundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	2.77%
Hartford 403(b) Cornerstone Innovations | MFSEmergingMarketsDebtFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	MFS® Emerging Markets Debt Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	(0.79%)
Average Annual Total Returns, 10 Years [Percent]	1.07%
Hartford 403(b) Cornerstone Innovations | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
Hartford 403(b) Cornerstone Innovations | MFSGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(31.32%)
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	12.69%
Hartford 403(b) Cornerstone Innovations | MFSInternationalGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.33%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Hartford 403(b) Cornerstone Innovations | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(23.28%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Hartford 403(b) Cornerstone Innovations | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(29.81%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Hartford 403(b) Cornerstone Innovations | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.52%)
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Hartford 403(b) Cornerstone Innovations | MFSTotalReturnBondFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.04%)
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.08%
Hartford 403(b) Cornerstone Innovations | MFSTotalReturnFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(9.66%)
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Hartford 403(b) Cornerstone Innovations | MFSUtilitiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3* (Closed to Contracts issued on or about 3/1/2013)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	0.44%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Hartford 403(b) Cornerstone Innovations | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Hartford 403(b) Cornerstone Innovations | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Hartford 403(b) Cornerstone Innovations | NorthSquareSpectrumAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(27.04%)
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Hartford 403(b) Cornerstone Innovations | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Hartford 403(b) Cornerstone Innovations | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Hartford 403(b) Cornerstone Innovations | NuveenMidCapGrowthOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Nuveen Mid Cap Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(30.28%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	9.02%
Hartford 403(b) Cornerstone Innovations | NuveenSmallCapSelectFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Nuveen Small Cap Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(19.97%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Hartford 403(b) Cornerstone Innovations | PGIMJennisonFocusedGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(40.73%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Hartford 403(b) Cornerstone Innovations | PGIMJennisonMidCapGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(24.07%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Hartford 403(b) Cornerstone Innovations | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Hartford 403(b) Cornerstone Innovations | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(12.22%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Hartford 403(b) Cornerstone Innovations | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Hartford 403(b) Cornerstone Innovations | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Hartford 403(b) Cornerstone Innovations | PioneerDisciplinedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Disciplined Value Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(9.68%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Hartford 403(b) Cornerstone Innovations | PioneerFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Pioneer Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(19.47%)
Average Annual Total Returns, 5 Years [Percent]	10.42%
Average Annual Total Returns, 10 Years [Percent]	12.38%
Hartford 403(b) Cornerstone Innovations | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(20.77%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Hartford 403(b) Cornerstone Innovations | PioneerMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(6.00%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Hartford 403(b) Cornerstone Innovations | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(13.12%)
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Hartford 403(b) Cornerstone Innovations | PutnamHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Hartford 403(b) Cornerstone Innovations | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC;Putnam Investments Limited;
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	(18.01%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Hartford 403(b) Cornerstone Innovations | PutnamLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Hartford 403(b) Cornerstone Innovations | RoyceSmallCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Hartford 403(b) Cornerstone Innovations | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund)
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Hartford 403(b) Cornerstone Innovations | TRowePriceEquityIncomeFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(3.81%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Hartford 403(b) Cornerstone Innovations | TRowePriceGrowthStockFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(40.44%)
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	10.66%
Hartford 403(b) Cornerstone Innovations | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.87%
Hartford 403(b) Cornerstone Innovations | TempletonGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(6.17%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.64%)
Hartford 403(b) Cornerstone Innovations | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	3.98%
Hartford 403(b) Cornerstone Innovations | TheHartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.10%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Hartford 403(b) Cornerstone Innovations | TheHartfordCapitalAppreciationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(17.95%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Hartford 403(b) Cornerstone Innovations | TheHartfordChecksandBalancesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(13.65%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Hartford 403(b) Cornerstone Innovations | TheHartfordConservativeAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(13.48%)
Average Annual Total Returns, 5 Years [Percent]	1.63%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Hartford 403(b) Cornerstone Innovations | TheHartfordDividendandGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(9.02%)
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Hartford 403(b) Cornerstone Innovations | TheHartfordEquityIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(0.77%)
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	10.94%
Hartford 403(b) Cornerstone Innovations | TheHartfordGrowthAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.33%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Hartford 403(b) Cornerstone Innovations | TheHartfordGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(37.06%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Hartford 403(b) Cornerstone Innovations | TheHartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(10.52%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Hartford 403(b) Cornerstone Innovations | TheHartfordInflationPlusFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(8.93%)
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	0.41%
Hartford 403(b) Cornerstone Innovations | TheHartfordInternationalOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(18.24%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	4.58%
Hartford 403(b) Cornerstone Innovations | TheHartfordMidcapFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(24.39%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	10.49%
Hartford 403(b) Cornerstone Innovations | TheHartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(8.13%)
Average Annual Total Returns, 5 Years [Percent]	5.53%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Hartford 403(b) Cornerstone Innovations | TheHartfordSmallCompanyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(31.36%)
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Hartford 403(b) Cornerstone Innovations | TheHartfordTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(14.33%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Hartford 403(b) Cornerstone Innovations | ThornburgInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Hartford 403(b) Cornerstone Innovations | ThornburgSmallMidCapCoreFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(19.42%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Hartford 403(b) Cornerstone Innovations | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Hartford 403(b) Cornerstone Innovations | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(19.37%)
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Hartford 403(b) Cornerstone Innovations | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(29.36%)
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	13.74%
Hartford 403(b) Cornerstone Innovations | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Hartford 403(b) Cornerstone Innovations | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Hartford 403(b) Cornerstone Innovations | VictoryDiversifiedStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Hartford 403(b) Cornerstone Innovations | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(21.47%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Hartford 403(b) Cornerstone Innovations | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.66%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Hartford 403(b) Cornerstone Innovations | VictorySycamoreEstablishedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(2.82%)
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	12.87%
Hartford 403(b) Cornerstone Innovations | VictorySycamoreSmallCompanyOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(6.91%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Hartford 403(b) Cornerstone Innovations | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(14.34%)
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Hartford 403(b) Cornerstone Innovations | VirtusCeredexMidCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(14.22%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Hartford 403(b) Cornerstone Innovations | VirtusCeredexSmallCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012)
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	(10.31%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Hartford 403(b) Cornerstone Innovations | VirtusNFJDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Hartford 403(b) Cornerstone Innovations | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(19.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
Hartford 403(b) Cornerstone Innovations | VirtusSeixTotalReturnBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	0.78%
Hartford 403(b) Cornerstone Innovations | BlackRockLifePathDynamic2055FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Hartford 403(b) Cornerstone Innovations | LordAbbettDevelopingGrowthFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(36.09%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Hartford 403(b) Cornerstone Innovations | MSIFGlobalOpportunityPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MSIF Global Opportunity Portfolio - Class A
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(41.74%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	11.91%
Hartford 403(b) Cornerstone Innovations | PutnamLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Hartford 403(b) Cornerstone Innovations | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Standard Benefit Expense, Current [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	• Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Hartford 403(b) Cornerstone Innovations | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Limited to Participants who have terminated their employment with the Employer;• Duration of payments may not extend beyond the Participant’s life expectancy;• A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Hartford 403(b) Cornerstone Innovations | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the Participant dies before his or her Annuity Commencement Date, We will pay a death benefit to the Beneficiary. The death benefit will equal the Participant’s Account value. If no Beneficiary is living at the death of the Participant, the Participant’s estate is the Beneficiary.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Hartford 403(b) Cornerstone Innovations | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,166
Surrender Expense, 3 Years, Maximum [Dollars]	13,769
Surrender Expense, 5 Years, Maximum [Dollars]	19,465
Surrender Expense, 10 Years, Maximum [Dollars]	38,310
Annuitized Expense, 1 Year, Maximum [Dollars]	3,567
Annuitized Expense, 3 Years, Maximum [Dollars]	10,912
Annuitized Expense, 5 Years, Maximum [Dollars]	18,463
Annuitized Expense, 10 Years, Maximum [Dollars]	38,280
No Surrender Expense, 1 Year, Maximum [Dollars]	3,597
No Surrender Expense, 3 Years, Maximum [Dollars]	10,942
No Surrender Expense, 5 Years, Maximum [Dollars]	18,493
No Surrender Expense, 10 Years, Maximum [Dollars]	38,310
Hartford 403(b) Cornerstone Innovations | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,971
Surrender Expense, 3 Years, Maximum [Dollars]	13,185
Surrender Expense, 5 Years, Maximum [Dollars]	18,492
Surrender Expense, 10 Years, Maximum [Dollars]	36,462
Annuitized Expense, 1 Year, Maximum [Dollars]	3,362
Annuitized Expense, 3 Years, Maximum [Dollars]	10,309
Annuitized Expense, 5 Years, Maximum [Dollars]	17,480
Annuitized Expense, 10 Years, Maximum [Dollars]	36,432
No Surrender Expense, 1 Year, Maximum [Dollars]	3,392
No Surrender Expense, 3 Years, Maximum [Dollars]	10,339
No Surrender Expense, 5 Years, Maximum [Dollars]	17,510
No Surrender Expense, 10 Years, Maximum [Dollars]	36,462
Hartford 403(b) Cornerstone Innovations | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,776
Surrender Expense, 3 Years, Maximum [Dollars]	12,599
Surrender Expense, 5 Years, Maximum [Dollars]	17,512
Surrender Expense, 10 Years, Maximum [Dollars]	34,576
Annuitized Expense, 1 Year, Maximum [Dollars]	3,157
Annuitized Expense, 3 Years, Maximum [Dollars]	9,704
Annuitized Expense, 5 Years, Maximum [Dollars]	16,488
Annuitized Expense, 10 Years, Maximum [Dollars]	34,546
No Surrender Expense, 1 Year, Maximum [Dollars]	3,187
No Surrender Expense, 3 Years, Maximum [Dollars]	9,734
No Surrender Expense, 5 Years, Maximum [Dollars]	16,518
No Surrender Expense, 10 Years, Maximum [Dollars]	34,576
Hartford 403(b) Cornerstone Innovations | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,679
Surrender Expense, 3 Years, Maximum [Dollars]	12,305
Surrender Expense, 5 Years, Maximum [Dollars]	17,018
Surrender Expense, 10 Years, Maximum [Dollars]	33,619
Annuitized Expense, 1 Year, Maximum [Dollars]	3,055
Annuitized Expense, 3 Years, Maximum [Dollars]	9,400
Annuitized Expense, 5 Years, Maximum [Dollars]	15,989
Annuitized Expense, 10 Years, Maximum [Dollars]	33,589
No Surrender Expense, 1 Year, Maximum [Dollars]	3,085
No Surrender Expense, 3 Years, Maximum [Dollars]	9,430
No Surrender Expense, 5 Years, Maximum [Dollars]	16,019
No Surrender Expense, 10 Years, Maximum [Dollars]	33,619
Hartford 403(b) Cornerstone Innovations | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,581
Surrender Expense, 3 Years, Maximum [Dollars]	12,010
Surrender Expense, 5 Years, Maximum [Dollars]	16,518
Surrender Expense, 10 Years, Maximum [Dollars]	32,652
Annuitized Expense, 1 Year, Maximum [Dollars]	2,952
Annuitized Expense, 3 Years, Maximum [Dollars]	9,096
Annuitized Expense, 5 Years, Maximum [Dollars]	15,488
Annuitized Expense, 10 Years, Maximum [Dollars]	32,622
No Surrender Expense, 1 Year, Maximum [Dollars]	2,982
No Surrender Expense, 3 Years, Maximum [Dollars]	9,126
No Surrender Expense, 5 Years, Maximum [Dollars]	15,518
No Surrender Expense, 10 Years, Maximum [Dollars]	32,652
Hartford 403(b) Cornerstone Innovations | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,435
Surrender Expense, 3 Years, Maximum [Dollars]	11,567
Surrender Expense, 5 Years, Maximum [Dollars]	15,762
Surrender Expense, 10 Years, Maximum [Dollars]	31,184
Annuitized Expense, 1 Year, Maximum [Dollars]	2,798
Annuitized Expense, 3 Years, Maximum [Dollars]	8,638
Annuitized Expense, 5 Years, Maximum [Dollars]	14,732
Annuitized Expense, 10 Years, Maximum [Dollars]	31,154
No Surrender Expense, 1 Year, Maximum [Dollars]	2,828
No Surrender Expense, 3 Years, Maximum [Dollars]	8,668
No Surrender Expense, 5 Years, Maximum [Dollars]	14,762
No Surrender Expense, 10 Years, Maximum [Dollars]	31,184
Hartford 403(b) Cornerstone Innovations | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,289
Surrender Expense, 3 Years, Maximum [Dollars]	11,123
Surrender Expense, 5 Years, Maximum [Dollars]	15,002
Surrender Expense, 10 Years, Maximum [Dollars]	29,694
Annuitized Expense, 1 Year, Maximum [Dollars]	2,645
Annuitized Expense, 3 Years, Maximum [Dollars]	8,179
Annuitized Expense, 5 Years, Maximum [Dollars]	13,972
Annuitized Expense, 10 Years, Maximum [Dollars]	29,664
No Surrender Expense, 1 Year, Maximum [Dollars]	2,675
No Surrender Expense, 3 Years, Maximum [Dollars]	8,209
No Surrender Expense, 5 Years, Maximum [Dollars]	14,002
No Surrender Expense, 10 Years, Maximum [Dollars]	29,694
Hartford 403(b) Cornerstone Innovations | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,095
Surrender Expense, 3 Years, Maximum [Dollars]	10,528
Surrender Expense, 5 Years, Maximum [Dollars]	13,981
Surrender Expense, 10 Years, Maximum [Dollars]	27,671
Annuitized Expense, 1 Year, Maximum [Dollars]	2,440
Annuitized Expense, 3 Years, Maximum [Dollars]	7,565
Annuitized Expense, 5 Years, Maximum [Dollars]	12,951
Annuitized Expense, 10 Years, Maximum [Dollars]	27,641
No Surrender Expense, 1 Year, Maximum [Dollars]	2,470
No Surrender Expense, 3 Years, Maximum [Dollars]	7,595
No Surrender Expense, 5 Years, Maximum [Dollars]	12,981
No Surrender Expense, 10 Years, Maximum [Dollars]	27,671
Hartford 403(b) Cornerstone Innovations | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,948
Surrender Expense, 3 Years, Maximum [Dollars]	10,080
Surrender Expense, 5 Years, Maximum [Dollars]	13,209
Surrender Expense, 10 Years, Maximum [Dollars]	26,128
Annuitized Expense, 1 Year, Maximum [Dollars]	2,286
Annuitized Expense, 3 Years, Maximum [Dollars]	7,103
Annuitized Expense, 5 Years, Maximum [Dollars]	12,179
Annuitized Expense, 10 Years, Maximum [Dollars]	26,098
No Surrender Expense, 1 Year, Maximum [Dollars]	2,316
No Surrender Expense, 3 Years, Maximum [Dollars]	7,133
No Surrender Expense, 5 Years, Maximum [Dollars]	12,209
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,128
Premier Innovations
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.30%	2.97%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.30%	2.97%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.33%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.97%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,436
Highest Annual Cost [Dollars]	$ 3,453
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.97%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.97%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	2.97%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment
with the
Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment
with the
Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.29%	-9.96%	3.37%	3.87%
US Fund Large Growth	AB Growth Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.12%	-29.63%	9.50%	13.36%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
US Fund Foreign Large Value	AB International Value Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
US Fund Large Value	AB Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.95%	-7.01%	3.94%	7.88%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.78%	-13.72%	-0.32%	0.74%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	-11.56%	-1.41%	3.47%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
US Fund Large Blend	American Century Equity Growth Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.90%	-23.10%	5.81%	9.75%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Large Value	American Century Focused Large Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.08%	1.46%	7.40%	9.93%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	-28.28%	7.63%	9.98%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-12.40%	5.16%	7.89%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
US Fund Mid-Cap Blend	AMG GW&K Small/Mid Cap Core Fund - Class N (Formerly AMG GW&K Small/Mid Cap Fund) Adviser: AMG Funds LLC Subadviser: GW&K Investment Management, LLC	1.07%	-18.15%	8.70%	7.40%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.73%	-20.30%	8.25%	11.50%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.05%	-37.52%	7.70%	12.73%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.24%	-25.60%	1.83%	7.67%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
US Fund Foreign Large Growth	Columbia Acorn® International Select Fund - Class A* Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.24%	-36.80%	-0.73%	3.28%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.03%	-15.16%	4.80%	9.31%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.18%	-31.23%	14.37%	17.78%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Financial	Davis Financial Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.95%	-8.91%	4.66%	10.04%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.01%	1.17%	6.48%	9.67%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.13%	-19.53%	-2.44%	-0.95%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.21%	-9.43%	10.78%	12.66%
US Fund Allocation-- 85%+ Equity	Empower Aggressive Profile Fund - Investor Class (Formerly Great-West Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.15%	-15.17%	5.10%	9.09%
US Fund Mid-Cap Value	Empower Ariel Mid Cap Value Fund - Investor Class* (Formerly Great-West Ariel Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Ariel Investments, LLC	1.05%	-12.94%	4.97%	9.49%
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class* (Formerly Great-West Bond Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.50%	-13.68%	-0.57%	0.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 15% to 30% Equity	Empower Conservative Profile Fund - Investor Class* (Formerly Great- West Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.78%	-9.93%	2.29%	3.65%
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class * (Formerly Great-West Core Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;	0.70%	-14.70%	-0.43%	0.79%
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class (Formerly Great-West Core Strategies Flexible Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP	0.76%	-12.48%	0.45%	0.45%
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class * (Formerly Great-West Core Strategies International Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1.00%	-14.67%	1.84%	1.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class* (Formerly Great- West Core Strategies U.S. Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.90%	-15.82%	8.43%	8.43%
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class* (Formerly Great-West Emerging Markets Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;	1.23%	-21.30%	-3.59%	-3.59%
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class* (Formerly Great-West High Yield Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	1.08%	-11.80%	2.17%	3.69%
US Fund Inflation- Protected Bond	Empower Inflation- Protected Securities Fund - Investor Class* (Formerly Great-West Inflation- Protected Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	0.70%	-8.92%	1.69%	1.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class* (Formerly Great- West International Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;	1.20%	-30.35%	1.11%	4.08%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
US Fund Foreign Large Blend	Empower International Value Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: LSV Asset Management;Massachusetts Financial Services Company;	1.07%	-15.18%	1.23%	6.75%
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class* (Formerly Great- West Large Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;	1.00%	-23.16%	12.35%	13.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Empower Large Cap Value Fund - Investor Class* (Formerly Great-West Large Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;	0.96%	-3.54%	7.61%	9.98%
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* (Formerly Great-West Lifetime 2015 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	-12.27%	3.06%	5.00%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* (Formerly Great-West Lifetime 2020 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-12.95%	3.20%	4.95%
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* (Formerly Great-West Lifetime 2025 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	-13.83%	3.46%	6.20%
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* (Formerly Great-West Lifetime 2030 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.87%	-14.62%	3.73%	6.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* (Formerly Great-West Lifetime 2035 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.89%	-15.62%	4.07%	7.37%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class (Formerly Great-West Lifetime 2040 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.30%	4.34%	7.13%
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class (Formerly Great-West Lifetime 2045 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.82%	4.42%	7.68%
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class (Formerly Great-West Lifetime 2050 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	-16.95%	4.42%	7.34%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class (Formerly Great-West Lifetime 2055 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-17.13%	4.29%	7.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class (Formerly Great-West Lifetime 2060 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.94%	-17.10%	6.44%	6.44%
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class* (Formerly Great-West Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	-11.76%	3.88%	9.75%
US Fund Allocation-- 50% to 70% Equity	Empower Moderate Profile Fund - Investor Class* (Formerly Great-West Moderate Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-12.02%	3.83%	6.15%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Allocation-- 30% to 50% Equity	Empower Moderately Conservative Profile Fund - Investor Class* (Formerly Great-West Moderately Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-10.82%	3.06%	4.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class* (Formerly Great-West Multi-Sector Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;	0.90%	-11.42%	1.09%	2.70%
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class (Formerly Great-West S&P 500 ® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.51%	-18.55%	8.88%	11.95%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class* (Formerly Great-West Short Duration Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-4.25%	1.22%	1.26%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* (Formerly Great- West Small Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;	1.19%	-25.36%	7.50%	9.22%
US Fund Small Value	Empower Small Cap Value Fund - Investor Class* (Formerly Great-West Small Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;	1.09%	-10.03%	4.86%	9.10%
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (Formerly Great-West T. Rowe Price Mid Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Investment Management,Inc.	1.02%	-22.79%	7.13%	11.81%
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class* (Formerly Great- West U.S. Government Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-12.08%	-0.59%	0.45%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	-24.57%	9.15%	12.36%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21%	-19.99%	7.78%	11.19%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-28.67%	8.73%	11.12%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-13.66%	5.84%	7.92%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	-19.20%	9.28%	12.83%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	-9.15%	9.27%	11.91%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-11.47%	9.13%	14.13%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.78%	-14.83%	3.10%	4.27%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.89%	-28.64%	3.26%	9.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-31.07%	7.17%	9.83%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-14.41%	0.10%	1.24%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%	-0.50%	0.82%	0.52%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Europe Stock	Invesco EQV European Equity Fund - Class A (Formerly Invesco European Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.37%	-21.70%	-2.03%	3.04%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
US Fund Large Blend	Invesco Main Street Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	-20.17%	7.20%	10.68%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	Invesco Multi-Asset Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.88%	-17.22%	-1.64%	1.98%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.27%	-0.29%	7.17%	10.17%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.76%	-12.68%	1.14%	3.70%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	-0.39%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
US Fund Large Blend	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	-17.20%	9.34%	12.35%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Large Growth	MFS® Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Technology	MFS® Technology Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.13%	-36.20%	7.82%	13.64%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	8.78%	11.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.21%	-16.67%	-1.16%	0.76%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.99%	-8.21%	5.62%	10.13%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
US Fund High Yield Bond	Pioneer High Yield Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-10.86%	1.43%	3.46%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-31.27%	5.11%	10.40%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
US Fund Large Blend	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	-16.08%	9.29%	13.03%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.23%	-28.10%	10.20%	11.98%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
US Fund Allocation-- 50% to 70% Equity	Russell LifePoints® Balanced Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.13%	-15.97%	1.17%	3.83%
US Fund Allocation-- 15% to 30% Equity	Russell LifePoints® Conservative Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	-13.96%	0.05%	1.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Equity Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	-17.05%	2.35%	5.53%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.16%	-16.50%	2.26%	4.96%
US Fund Allocation-- 30% to 50% Equity	Russell LifePoints® Moderate Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.03%	-15.17%	0.10%	2.51%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-14.43%	2.71%	4.51%
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.01%	-14.60%	3.03%	5.21%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	-15.10%	3.38%	5.93%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.05%	-16.09%	3.79%	6.61%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.08%	-17.42%	4.11%	7.19%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	-18.45%	4.39%	7.63%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	-19.27%	4.68%	7.99%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	-19.53%	4.91%	8.15%
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	-19.56%	4.94%	8.16%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.64%	4.87%	8.12%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.69%	4.87%	6.04%
US Fund Allocation-- 30% to 50% Equity	T. Rowe Price Retirement Balanced Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-13.52%	2.71%	3.97%
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A* Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Templeton Inv Mgmt Ltd	1.39%	-22.21%	-1.63%	1.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-17.68%	7.50%	10.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.83%	-13.29%	1.92%	2.23%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.80%	-16.08%	4.24%	6.27%
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund Health	The Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.30%	-11.75%	8.96%	13.78%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	-14.06%	0.35%	1.39%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-17.13%	2.12%	4.43%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.31%	-19.49%	3.55%	9.69%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R3* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.46%	-34.21%	2.16%	6.99%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-34.16%	2.26%	7.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Macro Trading	UBS Dynamic Alpha Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.37%	-5.42%	0.90%	0.83%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.29%	-16.99%	2.20%	4.24%
US Fund Allocation-- 50% to 70% Equity	UBS U.S. Allocation Fund - Class A Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	0.99%	-17.19%	5.38%	7.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	-16.22%	-0.09%	5.10%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-6776

Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.29%	-9.96%	3.37%	3.87%
US Fund Large Growth	AB Growth Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.12%	-29.63%	9.50%	13.36%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
US Fund Foreign Large Value	AB International Value Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
US Fund Large Value	AB Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.95%	-7.01%	3.94%	7.88%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.78%	-13.72%	-0.32%	0.74%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	-11.56%	-1.41%	3.47%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
US Fund Large Blend	American Century Equity Growth Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.90%	-23.10%	5.81%	9.75%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Large Value	American Century Focused Large Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.08%	1.46%	7.40%	9.93%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	-28.28%	7.63%	9.98%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-12.40%	5.16%	7.89%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
US Fund Mid-Cap Blend	AMG GW&K Small/Mid Cap Core Fund - Class N (Formerly AMG GW&K Small/Mid Cap Fund) Adviser: AMG Funds LLC Subadviser: GW&K Investment Management, LLC	1.07%	-18.15%	8.70%	7.40%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.73%	-20.30%	8.25%	11.50%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.05%	-37.52%	7.70%	12.73%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.24%	-25.60%	1.83%	7.67%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
US Fund Foreign Large Growth	Columbia Acorn® International Select Fund - Class A* Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.24%	-36.80%	-0.73%	3.28%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.03%	-15.16%	4.80%	9.31%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.18%	-31.23%	14.37%	17.78%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Financial	Davis Financial Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.95%	-8.91%	4.66%	10.04%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.01%	1.17%	6.48%	9.67%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.13%	-19.53%	-2.44%	-0.95%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.21%	-9.43%	10.78%	12.66%
US Fund Allocation-- 85%+ Equity	Empower Aggressive Profile Fund - Investor Class (Formerly Great-West Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.15%	-15.17%	5.10%	9.09%
US Fund Mid-Cap Value	Empower Ariel Mid Cap Value Fund - Investor Class* (Formerly Great-West Ariel Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Ariel Investments, LLC	1.05%	-12.94%	4.97%	9.49%
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class* (Formerly Great-West Bond Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.50%	-13.68%	-0.57%	0.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 15% to 30% Equity	Empower Conservative Profile Fund - Investor Class* (Formerly Great- West Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.78%	-9.93%	2.29%	3.65%
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class * (Formerly Great-West Core Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;	0.70%	-14.70%	-0.43%	0.79%
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class (Formerly Great-West Core Strategies Flexible Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP	0.76%	-12.48%	0.45%	0.45%
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class * (Formerly Great-West Core Strategies International Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1.00%	-14.67%	1.84%	1.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class* (Formerly Great- West Core Strategies U.S. Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.90%	-15.82%	8.43%	8.43%
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class* (Formerly Great-West Emerging Markets Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;	1.23%	-21.30%	-3.59%	-3.59%
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class* (Formerly Great-West High Yield Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	1.08%	-11.80%	2.17%	3.69%
US Fund Inflation- Protected Bond	Empower Inflation- Protected Securities Fund - Investor Class* (Formerly Great-West Inflation- Protected Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	0.70%	-8.92%	1.69%	1.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class* (Formerly Great- West International Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;	1.20%	-30.35%	1.11%	4.08%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
US Fund Foreign Large Blend	Empower International Value Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: LSV Asset Management;Massachusetts Financial Services Company;	1.07%	-15.18%	1.23%	6.75%
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class* (Formerly Great- West Large Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;	1.00%	-23.16%	12.35%	13.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Empower Large Cap Value Fund - Investor Class* (Formerly Great-West Large Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;	0.96%	-3.54%	7.61%	9.98%
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* (Formerly Great-West Lifetime 2015 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	-12.27%	3.06%	5.00%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* (Formerly Great-West Lifetime 2020 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-12.95%	3.20%	4.95%
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* (Formerly Great-West Lifetime 2025 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	-13.83%	3.46%	6.20%
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* (Formerly Great-West Lifetime 2030 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.87%	-14.62%	3.73%	6.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* (Formerly Great-West Lifetime 2035 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.89%	-15.62%	4.07%	7.37%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class (Formerly Great-West Lifetime 2040 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.30%	4.34%	7.13%
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class (Formerly Great-West Lifetime 2045 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.82%	4.42%	7.68%
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class (Formerly Great-West Lifetime 2050 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	-16.95%	4.42%	7.34%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class (Formerly Great-West Lifetime 2055 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-17.13%	4.29%	7.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class (Formerly Great-West Lifetime 2060 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.94%	-17.10%	6.44%	6.44%
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class* (Formerly Great-West Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	-11.76%	3.88%	9.75%
US Fund Allocation-- 50% to 70% Equity	Empower Moderate Profile Fund - Investor Class* (Formerly Great-West Moderate Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-12.02%	3.83%	6.15%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Allocation-- 30% to 50% Equity	Empower Moderately Conservative Profile Fund - Investor Class* (Formerly Great-West Moderately Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-10.82%	3.06%	4.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class* (Formerly Great-West Multi-Sector Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;	0.90%	-11.42%	1.09%	2.70%
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class (Formerly Great-West S&P 500 ® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.51%	-18.55%	8.88%	11.95%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class* (Formerly Great-West Short Duration Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-4.25%	1.22%	1.26%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* (Formerly Great- West Small Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;	1.19%	-25.36%	7.50%	9.22%
US Fund Small Value	Empower Small Cap Value Fund - Investor Class* (Formerly Great-West Small Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;	1.09%	-10.03%	4.86%	9.10%
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (Formerly Great-West T. Rowe Price Mid Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Investment Management,Inc.	1.02%	-22.79%	7.13%	11.81%
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class* (Formerly Great- West U.S. Government Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-12.08%	-0.59%	0.45%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	-24.57%	9.15%	12.36%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21%	-19.99%	7.78%	11.19%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-28.67%	8.73%	11.12%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-13.66%	5.84%	7.92%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	-19.20%	9.28%	12.83%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	-9.15%	9.27%	11.91%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-11.47%	9.13%	14.13%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.78%	-14.83%	3.10%	4.27%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.89%	-28.64%	3.26%	9.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-31.07%	7.17%	9.83%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-14.41%	0.10%	1.24%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%	-0.50%	0.82%	0.52%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Europe Stock	Invesco EQV European Equity Fund - Class A (Formerly Invesco European Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.37%	-21.70%	-2.03%	3.04%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
US Fund Large Blend	Invesco Main Street Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	-20.17%	7.20%	10.68%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	Invesco Multi-Asset Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.88%	-17.22%	-1.64%	1.98%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.27%	-0.29%	7.17%	10.17%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.76%	-12.68%	1.14%	3.70%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	-0.39%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
US Fund Large Blend	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	-17.20%	9.34%	12.35%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Large Growth	MFS® Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Technology	MFS® Technology Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.13%	-36.20%	7.82%	13.64%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	8.78%	11.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.21%	-16.67%	-1.16%	0.76%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.99%	-8.21%	5.62%	10.13%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
US Fund High Yield Bond	Pioneer High Yield Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-10.86%	1.43%	3.46%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-31.27%	5.11%	10.40%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
US Fund Large Blend	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	-16.08%	9.29%	13.03%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.23%	-28.10%	10.20%	11.98%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
US Fund Allocation-- 50% to 70% Equity	Russell LifePoints® Balanced Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.13%	-15.97%	1.17%	3.83%
US Fund Allocation-- 15% to 30% Equity	Russell LifePoints® Conservative Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	-13.96%	0.05%	1.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Equity Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	-17.05%	2.35%	5.53%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.16%	-16.50%	2.26%	4.96%
US Fund Allocation-- 30% to 50% Equity	Russell LifePoints® Moderate Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.03%	-15.17%	0.10%	2.51%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-14.43%	2.71%	4.51%
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.01%	-14.60%	3.03%	5.21%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	-15.10%	3.38%	5.93%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.05%	-16.09%	3.79%	6.61%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.08%	-17.42%	4.11%	7.19%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	-18.45%	4.39%	7.63%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	-19.27%	4.68%	7.99%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	-19.53%	4.91%	8.15%
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	-19.56%	4.94%	8.16%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.64%	4.87%	8.12%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.69%	4.87%	6.04%
US Fund Allocation-- 30% to 50% Equity	T. Rowe Price Retirement Balanced Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-13.52%	2.71%	3.97%
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A* Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Templeton Inv Mgmt Ltd	1.39%	-22.21%	-1.63%	1.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-17.68%	7.50%	10.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.83%	-13.29%	1.92%	2.23%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.80%	-16.08%	4.24%	6.27%
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund Health	The Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.30%	-11.75%	8.96%	13.78%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	-14.06%	0.35%	1.39%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-17.13%	2.12%	4.43%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.31%	-19.49%	3.55%	9.69%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R3* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.46%	-34.21%	2.16%	6.99%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-34.16%	2.26%	7.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Macro Trading	UBS Dynamic Alpha Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.37%	-5.42%	0.90%	0.83%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.29%	-16.99%	2.20%	4.24%
US Fund Allocation-- 50% to 70% Equity	UBS U.S. Allocation Fund - Class A Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	0.99%	-17.19%	5.38%	7.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	-16.22%	-0.09%	5.10%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
Premier Innovations | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Innovations | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Innovations | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Innovations | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Innovations | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Innovations | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Premier Innovations | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Innovations | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Premier Innovations | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Innovations | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Innovations | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Innovations | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Innovations | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(16.34%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Premier Innovations | ABGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
Average Annual Total Returns, 10 Years [Percent]	1.09%
Premier Innovations | ABHighIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(11.83%)
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Premier Innovations | ABInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(10.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.04%)
Average Annual Total Returns, 10 Years [Percent]	2.69%
Premier Innovations | ABSustainableInternationalThematicFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(26.80%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Premier Innovations | AlgerCapitalAppreciationInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(36.81%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Premier Innovations | AlgerMidCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	(35.28%)
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Premier Innovations | AlgerSmallCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(38.17%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Premier Innovations | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Innovations | AllspringEmergingMarketsEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(19.75%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.91%
Premier Innovations | AllspringInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Allspring International Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(11.56%)
Average Annual Total Returns, 5 Years [Percent]	(1.41%)
Average Annual Total Returns, 10 Years [Percent]	3.47%
Premier Innovations | AllspringUtilityandTelecommunicationsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(3.42%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Premier Innovations | AmericanCenturyEquityGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Century Equity Growth Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(23.10%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	9.75%
Premier Innovations | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Premier Innovations | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(11.72%)
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.09%)
Premier Innovations | AmericanCenturyGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(31.61%)
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	12.09%
Premier Innovations | AmericanCenturyHeritageFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Heritage Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(28.28%)
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	9.98%
Premier Innovations | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(21.56%)
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Premier Innovations | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Innovations | AmericanFundsAMCAPFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(29.02%)
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Premier Innovations | AmericanFundsAmericanMutualFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(4.81%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Premier Innovations | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Premier Innovations | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Innovations | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(23.24%)
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Innovations | AmericanFundsFundamentalInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Premier Innovations | AmericanFundsNewPerspectiveFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Premier Innovations | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(22.27%)
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	4.28%
Premier Innovations | AmericanFundsTheBondFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(12.93%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Premier Innovations | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Premier Innovations | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(6.76%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Premier Innovations | AmericanFundsTheInvestmentCompanyofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	10.55%
Premier Innovations | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(29.88%)
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Innovations | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(8.78%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Innovations | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(21.23%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.22%
Premier Innovations | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(5.27%)
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Premier Innovations | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Innovations | BlackRockAdvantageLargeCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(30.37%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Premier Innovations | BlackRockAdvantageSmallCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(25.18%)
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Premier Innovations | BlackRockCapitalAppreciationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.84%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	11.18%
Premier Innovations | BlackRockEquityDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(4.18%)
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Premier Innovations | BlackRockGlobalAllocationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(16.05%)
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	4.71%
Premier Innovations | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Innovations | BlackRockLifePathDynamic2030FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.98%)
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.86%
Premier Innovations | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(16.79%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Innovations | BlackRockLifePathDynamic2040FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.32%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Premier Innovations | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Innovations | BlackRockLifePathDynamic2050FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Premier Innovations | BlackRockLifePathDynamicRetirementFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.08%)
Average Annual Total Returns, 5 Years [Percent]	2.68%
Average Annual Total Returns, 10 Years [Percent]	3.87%
Premier Innovations | BlackRockMidCapValueFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(4.22%)
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Premier Innovations | BlackRockSandP500IndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Premier Innovations | BNYMellonBondMarketIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(13.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Innovations | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Premier Innovations | BNYMellonSandP500IndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Premier Innovations | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Innovations | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(27.66%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Premier Innovations | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.71%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Premier Innovations | CalvertBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Innovations | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.85%
Premier Innovations | CalvertIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Premier Innovations | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(12.61%)
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Premier Innovations | ClearBridgeInternationalSmallCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Value
Portfolio Company Name [Text Block]	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	(2.37%)
Average Annual Total Returns, 10 Years [Percent]	4.09%
Premier Innovations | ClearBridgeMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.23%)
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Innovations | ClearBridgeSmallCapGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Premier Innovations | ColumbiaAcornFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(34.01%)
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Premier Innovations | ColumbiaContrarianCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(18.79%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Premier Innovations | ColumbiaLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(32.18%)
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.21%
Premier Innovations | ColumbiaLargeCapGrowthOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(29.68%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	12.04%
Premier Innovations | ColumbiaLargeCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(5.04%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	10.78%
Premier Innovations | ColumbiaSelectMidCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(9.14%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Premier Innovations | ColumbiaSelectMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Premier Innovations | ColumbiaSeligmanGlobalTechnologyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(31.69%)
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	18.16%
Premier Innovations | ColumbiaSeligmanTechnologyandInformationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Technology and Information Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(31.23%)
Average Annual Total Returns, 5 Years [Percent]	14.37%
Average Annual Total Returns, 10 Years [Percent]	17.78%
Premier Innovations | ColumbiaSmallCapValueFundIClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(8.83%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Premier Innovations | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Innovations | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.94%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Innovations | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.73%)
Average Annual Total Returns, 5 Years [Percent]	(1.28%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
Premier Innovations | DelawareIvyAssetStrategyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Innovations | DelawareIvyLargeCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Delaware Ivy Large Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.03%)
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	13.84%
Premier Innovations | DelawareIvyNaturalResourcesFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Delaware Ivy Natural Resources Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	17.76%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	0.28%
Premier Innovations | DelawareIvyScienceandTechnologyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Delaware Ivy Science & Technology Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(32.41%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Premier Innovations | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(27.65%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Premier Innovations | DominiImpactEquityFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares
Portfolio Company Adviser [Text Block]	Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(25.70%)
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Innovations | DWSCapitalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(31.10%)
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Innovations | DWSEmergingMarketsFixedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	DWS Emerging Markets Fixed Income Fund - Class A*
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.53%)
Average Annual Total Returns, 5 Years [Percent]	(2.44%)
Average Annual Total Returns, 10 Years [Percent]	(0.95%)
Premier Innovations | DWSInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(29.41%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Premier Innovations | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.03%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.86%
Premier Innovations | EatonVanceBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(15.58%)
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Premier Innovations | EatonVanceIncomeFundofBostonClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A*
Portfolio Company Adviser [Text Block]	Boston Management and Research
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	3.71%
Premier Innovations | EatonVanceLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(2.78%)
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Innovations | EatonVanceWorldwideHealthSciencesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Eaton Vance Worldwide Health Sciences Fund - Class A*
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(9.43%)
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	12.66%
Premier Innovations | EmpowerAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund - Investor Class (Formerly Great-West Aggressive Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Innovations | EmpowerArielMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Empower Ariel Mid Cap Value Fund - Investor Class* (Formerly Great-West Ariel Mid Cap Value Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(12.94%)
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Premier Innovations | EmpowerBondIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Empower Bond Index Fund - Investor Class* (Formerly Great-West Bond Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Premier Innovations | EmpowerConservativeProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--15% to 30% Equity
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund - Investor Class* (Formerly Great-West Conservative Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(9.93%)
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Premier Innovations | EmpowerCoreBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Empower Core Bond Fund - Investor Class * (Formerly Great-West Core Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	(0.43%)
Average Annual Total Returns, 10 Years [Percent]	0.79%
Premier Innovations | EmpowerCoreStrategiesFlexibleBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Empower Core Strategies Flexible Bond Fund - Investor Class (Formerly Great-West Core Strategies Flexible Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.48%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.45%
Premier Innovations | EmpowerCoreStrategiesInternationalEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower Core Strategies International Equity Fund - Investor Class * (Formerly Great-West Core Strategies International Equity Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(14.67%)
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	1.84%
Premier Innovations | EmpowerCoreStrategiesUSEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Empower Core Strategies U.S. Equity Fund - Investor Class* (Formerly Great-West Core Strategies U.S. Equity Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Premier Innovations | EmpowerEmergingMarketsEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Empower Emerging Markets Equity Fund - Investor Class* (Formerly Great-West Emerging Markets Equity Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(21.30%)
Average Annual Total Returns, 5 Years [Percent]	(3.59%)
Average Annual Total Returns, 10 Years [Percent]	(3.59%)
Premier Innovations | EmpowerHighYieldBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Empower High Yield Bond Fund - Investor Class* (Formerly Great-West High Yield Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(11.80%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	3.69%
Premier Innovations | EmpowerInflationProtectedSecuritiesFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	Empower Inflation-Protected Securities Fund - Investor Class* (Formerly Great-West Inflation-Protected Securities Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(8.92%)
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Premier Innovations | EmpowerInternationalGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Empower International Growth Fund - Investor Class* (Formerly Great-West International Growth Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(30.35%)
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	4.08%
Premier Innovations | EmpowerInternationalIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Innovations | EmpowerInternationalValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Value Fund - Investor Class (Formerly Great-West International Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	LSV Asset Management;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Premier Innovations | EmpowerLargeCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Empower Large Cap Growth Fund - Investor Class* (Formerly Great-West Large Cap Growth Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(23.16%)
Average Annual Total Returns, 5 Years [Percent]	12.35%
Average Annual Total Returns, 10 Years [Percent]	13.74%
Premier Innovations | EmpowerLargeCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Empower Large Cap Value Fund - Investor Class* (Formerly Great-West Large Cap Value Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(3.54%)
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	9.98%
Premier Innovations | EmpowerLifetime2015FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund - Investor Class* (Formerly Great-West Lifetime 2015 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.27%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	5.00%
Premier Innovations | EmpowerLifetime2020FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund - Investor Class* (Formerly Great-West Lifetime 2020 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.95%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Premier Innovations | EmpowerLifetime2025FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund - Investor Class* (Formerly Great-West Lifetime 2025 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(13.83%)
Average Annual Total Returns, 5 Years [Percent]	3.46%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Premier Innovations | EmpowerLifetime2030FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund - Investor Class* (Formerly Great-West Lifetime 2030 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.62%)
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	6.06%
Premier Innovations | EmpowerLifetime2035FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund - Investor Class* (Formerly Great-West Lifetime 2035 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.62%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Premier Innovations | EmpowerLifetime2040FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund - Investor Class (Formerly Great-West Lifetime 2040 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Innovations | EmpowerLifetime2045FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	Empower Lifetime 2045 Fund - Investor Class (Formerly Great-West Lifetime 2045 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.82%)
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Premier Innovations | EmpowerLifetime2050FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund - Investor Class (Formerly Great-West Lifetime 2050 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Premier Innovations | EmpowerLifetime2055FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund - Investor Class (Formerly Great-West Lifetime 2055 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.13%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Premier Innovations | EmpowerLifetime2060FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund - Investor Class (Formerly Great-West Lifetime 2060 Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(17.10%)
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Innovations | EmpowerMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Empower Mid Cap Value Fund - Investor Class* (Formerly Great-West Mid Cap Value Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(11.76%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	9.75%
Premier Innovations | EmpowerModerateProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund - Investor Class* (Formerly Great-West Moderate Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(12.02%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Premier Innovations | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Innovations | EmpowerModeratelyConservativeProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Empower Moderately Conservative Profile Fund - Investor Class* (Formerly Great-West Moderately Conservative Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(10.82%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.91%
Premier Innovations | EmpowerMultiSectorBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Empower Multi-Sector Bond Fund - Investor Class* (Formerly Great-West Multi-Sector Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(11.42%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.70%
Premier Innovations | EmpowerSandP500IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Empower S&P 500 ® Index Fund - Investor Class (Formerly Great-West S&P 500 ® Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(18.55%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	11.95%
Premier Innovations | EmpowerSandPMidCap400IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great-West S&P Mid Cap 400®Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.55%)
Average Annual Total Returns, 5 Years [Percent]	6.12%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Premier Innovations | EmpowerSandPSmallCap600IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Innovations | EmpowerShortDurationBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	Empower Short Duration Bond Fund - Investor Class* (Formerly Great-West Short Duration Bond Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(4.25%)
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	1.26%
Premier Innovations | EmpowerSmallCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund - Investor Class* (Formerly Great-West Small Cap Growth Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(25.36%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Premier Innovations | EmpowerSmallCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Empower Small Cap Value Fund - Investor Class* (Formerly Great-West Small Cap Value Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(10.03%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Premier Innovations | EmpowerTRowePriceMidCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (Formerly Great-West T. Rowe Price Mid Cap Growth Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(22.79%)
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	11.81%
Premier Innovations | EmpowerUSGovernmentSecuritiesFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Empower U.S. Government Securities Fund - Investor Class* (Formerly Great-West U.S. Government Securities Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.59%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
Premier Innovations | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.80%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Innovations | FederatedHermesEquityIncomeFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(7.98%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Premier Innovations | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R*
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	(30.30%)
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Premier Innovations | FidelityAdvisorLeveragedCompanyStockFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(23.59%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Innovations | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(28.25%)
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	4.39%
Premier Innovations | FranklinConservativeAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Premier Innovations | FranklinGrowthAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(17.16%)
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	7.07%
Premier Innovations | FranklinGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(25.09%)
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	12.23%
Premier Innovations | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(5.05%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Premier Innovations | FranklinModerateAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Premier Innovations | FranklinMutualBeaconFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.91%)
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Innovations | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(4.99%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Premier Innovations | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Premier Innovations | FranklinSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(10.20%)
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Premier Innovations | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(10.72%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Premier Innovations | FranklinTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(14.98%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Innovations | GoldmanSachsAbsoluteReturnTrackerClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(6.62%)
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.85%
Premier Innovations | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.85%)
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.03%
Premier Innovations | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Premier Innovations | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(6.57%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Premier Innovations | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Premier Innovations | GoldmanSachsSatelliteStrategiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Satellite Strategies - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Premier Innovations | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Premier Innovations | GoldmanSachsSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(28.67%)
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Premier Innovations | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(8.48%)
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	2.90%
Premier Innovations | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(22.67%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Innovations | HartfordModerateAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(15.07%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Premier Innovations | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Innovations | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Premier Innovations | InvescoBalancedRiskCommodityStrategyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	(1.22%)
Premier Innovations | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Premier Innovations | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(31.09%)
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Premier Innovations | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Premier Innovations | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Innovations | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Innovations | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(32.14%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Premier Innovations | InvescoGlobalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(41.63%)
Average Annual Total Returns, 5 Years [Percent]	(3.11%)
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Innovations | InvescoGlobalStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(11.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.42%)
Average Annual Total Returns, 10 Years [Percent]	0.49%
Premier Innovations | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.86%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	(1.89%)
Premier Innovations | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(5.93%)
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Premier Innovations | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(13.43%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
Premier Innovations | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.73%)
Average Annual Total Returns, 10 Years [Percent]	(0.53%)
Premier Innovations | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	4.53%
Premier Innovations | InvescoMainStreetAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Innovations | InvescoMainStreetMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Innovations | InvescoOppenheimerInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(27.31%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Premier Innovations | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(24.80%)
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Premier Innovations | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Premier Innovations | InvescoSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(20.60%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Premier Innovations | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(35.60%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Innovations | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Premier Innovations | JanusHendersonBalancedFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Innovations | JanusHendersonEnterpriseFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
Premier Innovations | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Premier Innovations | JanusHendersonMidCapValueFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(5.77%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Premier Innovations | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Premier Innovations | JPMorganCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(7.90%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Premier Innovations | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	15.18%
Premier Innovations | JPMorganSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(0.29%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Innovations | JPMorganSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Premier Innovations | JPMorganSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(0.19%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Premier Innovations | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(7.59%)
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Premier Innovations | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(8.15%)
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Premier Innovations | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Innovations | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.37%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Premier Innovations | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.33%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Innovations | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Premier Innovations | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.44%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Premier Innovations | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Premier Innovations | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.31%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Premier Innovations | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(7.51%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Premier Innovations | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.17%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Premier Innovations | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(12.91%)
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Innovations | LordAbbettAffiliatedFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(9.85%)
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Innovations | LordAbbettDevelopingGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(36.09%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Premier Innovations | LordAbbettDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.53%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	11.20%
Premier Innovations | LordAbbettFundamentalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Premier Innovations | LordAbbettInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(18.87%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Premier Innovations | LordAbbettValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(21.90%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Premier Innovations | MassachusettsInvestorsTrustClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(16.33%)
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Premier Innovations | MassMutualBlueChipGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(34.28%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Premier Innovations | MassMutualDisciplinedGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(32.02%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Premier Innovations | MassMutualDiversifiedValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(2.60%)
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Premier Innovations | MassMutualEquityOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.84%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Premier Innovations | MassMutualFundamentalValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Fundamental Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.07%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Premier Innovations | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(32.35%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Innovations | MassMutualGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Growth Opportunities Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Sands Capital Management, LLC;Jackson Square Partners, LLC;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(44.35%)
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Innovations | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	(10.45%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Premier Innovations | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(20.75%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Innovations | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.41%)
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Premier Innovations | MassMutualOverseasFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Innovations | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Premier Innovations | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Premier Innovations | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Premier Innovations | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.98%)
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Premier Innovations | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.12%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Premier Innovations | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.34%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Premier Innovations | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Premier Innovations | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.40%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Innovations | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Innovations | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Premier Innovations | MassMutualSelectTRowePriceRetirement2005FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.10%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	2.54%
Premier Innovations | MassMutualSelectTRowePriceRetirement2010FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	2.79%
Premier Innovations | MassMutualSelectTRowePriceRetirement2015FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.83%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	3.04%
Premier Innovations | MassMutualSelectTRowePriceRetirement2020FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Premier Innovations | MassMutualSelectTRowePriceRetirement2025FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Premier Innovations | MassMutualSelectTRowePriceRetirement2030FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.48%)
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Premier Innovations | MassMutualSelectTRowePriceRetirement2035FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(18.44%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	4.20%
Premier Innovations | MassMutualSelectTRowePriceRetirement2040FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(19.26%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Premier Innovations | MassMutualSelectTRowePriceRetirement2045FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(19.54%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Premier Innovations | MassMutualSelectTRowePriceRetirement2050FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Premier Innovations | MassMutualSelectTRowePriceRetirement2055FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.72%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Innovations | MassMutualSelectTRowePriceRetirement2060FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Premier Innovations | MassMutualSelectTRowePriceRetirementBalancedFundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	2.77%
Premier Innovations | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC;Baring International Investment Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Innovations | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(26.21%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	11.31%
Premier Innovations | MassMutualSmallCapOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Premier Innovations | MassMutualSmallCompanyValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.;American Century Investment Management;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Innovations | MassMutualSrategicBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Strategic Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Premier Innovations | MassMutualSrategicEmergingMarketsFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	MassMutual Strategic Emerging Markets Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(25.74%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.59%)
Premier Innovations | MassMutualTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Total Return Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.65%)
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	0.62%
Premier Innovations | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
Premier Innovations | MFSGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(31.32%)
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	12.69%
Premier Innovations | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(23.28%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Innovations | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(29.81%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Innovations | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.52%)
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Innovations | MFSTechnologyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	MFS® Technology Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(36.20%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Premier Innovations | MFSTotalReturnBondFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.04%)
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.08%
Premier Innovations | MFSTotalReturnFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(9.66%)
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Premier Innovations | MFSUtilitiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	0.44%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Premier Innovations | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Premier Innovations | MMSandP500IndexFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(18.60%)
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Premier Innovations | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Premier Innovations | NorthSquareSpectrumAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(27.04%)
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Premier Innovations | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Innovations | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Premier Innovations | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Innovations | PGIMJennisonFocusedGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(40.73%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Premier Innovations | PGIMJennisonMidCapGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(24.07%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Premier Innovations | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Premier Innovations | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(12.22%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Premier Innovations | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Innovations | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Premier Innovations | PioneerEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(8.21%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.13%
Premier Innovations | PioneerFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Pioneer Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(19.47%)
Average Annual Total Returns, 5 Years [Percent]	10.42%
Average Annual Total Returns, 10 Years [Percent]	12.38%
Premier Innovations | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(20.77%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Premier Innovations | PioneerGlobalSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(9.81%)
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Innovations | PioneerMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(6.00%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Innovations | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(13.12%)
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Innovations | PutnamHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Premier Innovations | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC;Putnam Investments Limited;
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	(18.01%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Premier Innovations | PutnamLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Innovations | RoyceSmallCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Premier Innovations | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund)
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Premier Innovations | RussellLifePointsBalancedStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Russell LifePoints® Balanced Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Premier Innovations | RussellLifePointsConservativeStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--15% to 30% Equity
Portfolio Company Name [Text Block]	Russell LifePoints®Conservative Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(13.96%)
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	1.63%
Premier Innovations | RussellLifePointsEquityGrowthStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Russell LifePoints® Equity Growth Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(17.05%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Premier Innovations | RussellLifePointsGrowthStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Russell LifePoints® Growth Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	4.96%
Premier Innovations | RussellLifePointsModerateStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Russell LifePoints®Moderate Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Premier Innovations | TRowePriceEquityIncomeFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(3.81%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Innovations | TRowePriceGrowthStockFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(40.44%)
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	10.66%
Premier Innovations | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.87%
Premier Innovations | TempletonGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(6.17%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.64%)
Premier Innovations | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Innovations | TheHartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.10%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Premier Innovations | TheHartfordCapitalAppreciationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(17.95%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Premier Innovations | TheHartfordConservativeAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(13.48%)
Average Annual Total Returns, 5 Years [Percent]	1.63%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Premier Innovations | TheHartfordDividendandGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Dividend and Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(9.02%)
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Premier Innovations | TheHartfordGrowthAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.33%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Premier Innovations | TheHartfordGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	The Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(37.06%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Premier Innovations | TheHartfordHealthcareFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	The Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(11.75%)
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	13.78%
Premier Innovations | TheHartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(10.52%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Premier Innovations | TheHartfordInflationPlusFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(8.93%)
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	0.41%
Premier Innovations | TheHartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(8.13%)
Average Annual Total Returns, 5 Years [Percent]	5.53%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Innovations | TheHartfordSmallCompanyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	The Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(31.36%)
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Premier Innovations | TheHartfordTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(14.33%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Premier Innovations | ThornburgInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Premier Innovations | ThornburgSmallMidCapCoreFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(19.42%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Premier Innovations | ThornburgSmallMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(34.16%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Premier Innovations | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Innovations | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(19.37%)
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Premier Innovations | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(29.36%)
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	13.74%
Premier Innovations | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Premier Innovations | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Innovations | UBSDynamicAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Macro Trading
Portfolio Company Name [Text Block]	UBS Dynamic Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(5.42%)
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]	0.83%
Premier Innovations | UBSGlobalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	UBS Global Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(16.99%)
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Premier Innovations | VictoryDiversifiedStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Premier Innovations | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(21.47%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Premier Innovations | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.66%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Premier Innovations | VictorySycamoreEstablishedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(2.82%)
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	12.87%
Premier Innovations | VictorySycamoreSmallCompanyOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(6.91%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Innovations | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(14.34%)
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Innovations | VirtusCeredexMidCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(14.22%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Premier Innovations | VirtusCeredexSmallCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	(10.31%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Innovations | VirtusNFJDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Innovations | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(19.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
Premier Innovations | BlackRockLifePathDynamic2055FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Premier Innovations | ABGlobalRiskAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Tactical Allocation
Portfolio Company Name [Text Block]	AB Global Risk Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(9.96%)
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	3.87%
Premier Innovations | ABGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	AB Growth Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(29.63%)
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	13.36%
Premier Innovations | ABValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(7.01%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Innovations | AllspringCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Allspring Core Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	0.74%
Premier Innovations | AmericanCenturyFocusedLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Focused Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	9.93%
Premier Innovations | AmericanFundsAmericanBalancedFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	American Funds American Balanced Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(12.40%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Innovations | AMGGWandKSmallMidCapCoreFundClassNMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	AMG GW&K Small/Mid Cap Core Fund - Class N (Formerly AMG GW&K Small/Mid Cap Fund)
Portfolio Company Adviser [Text Block]	AMG Funds LLC
Portfolio Company Subadviser [Text Block]	GW&K Investment Management, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(18.15%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	7.40%
Premier Innovations | BlackRockAdvantageLargeCapCoreFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(20.30%)
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	11.50%
Premier Innovations | BlackRockMidCapGrowthEquityPortfolioInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(37.52%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	12.73%
Premier Innovations | ClearBridgeAggressiveGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Aggressive Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.60%)
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Innovations | ClearBridgeValueTrustClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Trust - Class FI*
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.51%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Innovations | ColumbiaAcornInternationalSelectFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Columbia Acorn®International Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(36.80%)
Average Annual Total Returns, 5 Years [Percent]	(0.73%)
Average Annual Total Returns, 10 Years [Percent]	3.28%
Premier Innovations | ColumbiaSelectSmallCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Advisor Class
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.16%)
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Innovations | DavisFinancialFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Financial
Portfolio Company Name [Text Block]	Davis Financial Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(8.91%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Premier Innovations | DWSCROCIEquityDividendFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	DWS CROCI® Equity Dividend Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	1.17%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	9.67%
Premier Innovations | FederatedHermesMDTMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes MDT Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(24.57%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	12.36%
Premier Innovations | FidelityAdvisorStockSelectorAllCapFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Fidelity Advisor® Stock Selector All Cap Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(19.99%)
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Innovations | HartfordBalancedHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Premier Innovations | HartfordDisciplinedEquityHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(19.20%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.83%
Premier Innovations | HartfordDividendandGrowthHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	11.91%
Premier Innovations | HartfordHealthcareHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(11.47%)
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	14.13%
Premier Innovations | HartfordModerateAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.83%)
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	4.27%
Premier Innovations | HartfordSmallCapGrowthHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(28.64%)
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Innovations | HartfordSmallCompanyHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(31.07%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	9.83%
Premier Innovations | HartfordTotalReturnBondHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.41%)
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	1.24%
Premier Innovations | HartfordUltrashortBondHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(0.50%)
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	0.52%
Premier Innovations | InvescoEQVEuropeanEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Europe Stock
Portfolio Company Name [Text Block]	Invesco EQV European Equity Fund - Class A (Formerly Invesco European Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(21.70%)
Average Annual Total Returns, 5 Years [Percent]	(2.03%)
Average Annual Total Returns, 10 Years [Percent]	3.04%
Premier Innovations | InvescoMainStreetFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(20.17%)
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	10.68%
Premier Innovations | InvescoMultiAssetIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Invesco Multi-Asset Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(17.22%)
Average Annual Total Returns, 5 Years [Percent]	(1.64%)
Average Annual Total Returns, 10 Years [Percent]	1.98%
Premier Innovations | LordAbbettBondDebentureFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.68%)
Average Annual Total Returns, 5 Years [Percent]	1.14%
Average Annual Total Returns, 10 Years [Percent]	3.70%
Premier Innovations | MFSCoreEquityFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.20%)
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	12.35%
Premier Innovations | PIMCOEmergingMarketsBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(16.67%)
Average Annual Total Returns, 5 Years [Percent]	(1.16%)
Average Annual Total Returns, 10 Years [Percent]	0.76%
Premier Innovations | PioneerHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Pioneer High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(10.86%)
Average Annual Total Returns, 5 Years [Percent]	1.43%
Average Annual Total Returns, 10 Years [Percent]	3.46%
Premier Innovations | PioneerSelectMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(31.27%)
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Premier Innovations | PutnamCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.08%)
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	13.03%
Premier Innovations | PutnamSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Putnam Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(28.10%)
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	11.98%
Premier Innovations | TRowePriceRetirement2010FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.43%)
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Premier Innovations | TRowePriceRetirement2015FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.60%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Premier Innovations | TRowePriceRetirement2020FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.10%)
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Premier Innovations | TRowePriceRetirement2025FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.09%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	6.61%
Premier Innovations | TRowePriceRetirement2030FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.42%)
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Premier Innovations | TRowePriceRetirement2035FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Innovations | TRowePriceRetirement2040FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(19.27%)
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Premier Innovations | TRowePriceRetirement2045FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(19.53%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Premier Innovations | TRowePriceRetirement2050FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.56%)
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Innovations | TRowePriceRetirement2055FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Premier Innovations | TRowePriceRetirement2060FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.69%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Premier Innovations | TRowePriceRetirementBalancedFundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Premier Innovations | TempletonDevelopingMarketsTrustClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Templeton Developing Markets Trust - Class A*
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Inv Mgmt Ltd
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	(22.21%)
Average Annual Total Returns, 5 Years [Percent]	(1.63%)
Average Annual Total Returns, 10 Years [Percent]	1.04%
Premier Innovations | TheHartfordCapitalAppreciationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.68%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	10.98%
Premier Innovations | TheHartfordConservativeAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(13.29%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Premier Innovations | TheHartfordGrowthAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	The Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(16.08%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Innovations | TheHartfordTotalReturnBondFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(14.06%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Innovations | ThornburgInternationalEquityFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(17.13%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Premier Innovations | ThornburgSmallMidCapCoreFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(19.49%)
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Premier Innovations | ThornburgSmallMidCapGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	(34.21%)
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	6.99%
Premier Innovations | UBSUSAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	UBS U.S. Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.19%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	7.94%
Premier Innovations | VirtusNFJSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(16.22%)
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Innovations | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Standard Benefit Expense, Current [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	• Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Innovations | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Limited to Participants who have terminated their employment with the Employer;• Duration of payments may not extend beyond the Participant’s life expectancy;• A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Innovations | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the Participant dies before his or her Annuity Commencement Date, We will pay a death benefit to the Beneficiary. The death benefit will equal the Participant’s Account value. If no Beneficiary is living at the death of the Participant, the Participant’s estate is the Beneficiary.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Innovations | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,886
Surrender Expense, 3 Years, Maximum [Dollars]	15,908
Surrender Expense, 5 Years, Maximum [Dollars]	22,991
Surrender Expense, 10 Years, Maximum [Dollars]	44,832
Annuitized Expense, 1 Year, Maximum [Dollars]	4,326
Annuitized Expense, 3 Years, Maximum [Dollars]	13,120
Annuitized Expense, 5 Years, Maximum [Dollars]	22,028
Annuitized Expense, 10 Years, Maximum [Dollars]	44,802
No Surrender Expense, 1 Year, Maximum [Dollars]	4,356
No Surrender Expense, 3 Years, Maximum [Dollars]	13,150
No Surrender Expense, 5 Years, Maximum [Dollars]	22,058
No Surrender Expense, 10 Years, Maximum [Dollars]	44,832
Premier Innovations | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,691
Surrender Expense, 3 Years, Maximum [Dollars]	15,333
Surrender Expense, 5 Years, Maximum [Dollars]	22,049
Surrender Expense, 10 Years, Maximum [Dollars]	43,118
Annuitized Expense, 1 Year, Maximum [Dollars]	4,121
Annuitized Expense, 3 Years, Maximum [Dollars]	12,527
Annuitized Expense, 5 Years, Maximum [Dollars]	21,076
Annuitized Expense, 10 Years, Maximum [Dollars]	43,088
No Surrender Expense, 1 Year, Maximum [Dollars]	4,151
No Surrender Expense, 3 Years, Maximum [Dollars]	12,557
No Surrender Expense, 5 Years, Maximum [Dollars]	21,106
No Surrender Expense, 10 Years, Maximum [Dollars]	43,118
Premier Innovations | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,497
Surrender Expense, 3 Years, Maximum [Dollars]	14,756
Surrender Expense, 5 Years, Maximum [Dollars]	21,098
Surrender Expense, 10 Years, Maximum [Dollars]	41,368
Annuitized Expense, 1 Year, Maximum [Dollars]	3,916
Annuitized Expense, 3 Years, Maximum [Dollars]	11,931
Annuitized Expense, 5 Years, Maximum [Dollars]	20,115
Annuitized Expense, 10 Years, Maximum [Dollars]	41,338
No Surrender Expense, 1 Year, Maximum [Dollars]	3,946
No Surrender Expense, 3 Years, Maximum [Dollars]	11,961
No Surrender Expense, 5 Years, Maximum [Dollars]	20,145
No Surrender Expense, 10 Years, Maximum [Dollars]	41,368
Premier Innovations | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,399
Surrender Expense, 3 Years, Maximum [Dollars]	14,466
Surrender Expense, 5 Years, Maximum [Dollars]	20,620
Surrender Expense, 10 Years, Maximum [Dollars]	40,479
Annuitized Expense, 1 Year, Maximum [Dollars]	3,813
Annuitized Expense, 3 Years, Maximum [Dollars]	11,632
Annuitized Expense, 5 Years, Maximum [Dollars]	19,631
Annuitized Expense, 10 Years, Maximum [Dollars]	40,449
No Surrender Expense, 1 Year, Maximum [Dollars]	3,843
No Surrender Expense, 3 Years, Maximum [Dollars]	11,662
No Surrender Expense, 5 Years, Maximum [Dollars]	19,661
No Surrender Expense, 10 Years, Maximum [Dollars]	40,479
Premier Innovations | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,302
Surrender Expense, 3 Years, Maximum [Dollars]	14,176
Surrender Expense, 5 Years, Maximum [Dollars]	20,140
Surrender Expense, 10 Years, Maximum [Dollars]	39,582
Annuitized Expense, 1 Year, Maximum [Dollars]	3,711
Annuitized Expense, 3 Years, Maximum [Dollars]	11,332
Annuitized Expense, 5 Years, Maximum [Dollars]	19,146
Annuitized Expense, 10 Years, Maximum [Dollars]	39,552
No Surrender Expense, 1 Year, Maximum [Dollars]	3,741
No Surrender Expense, 3 Years, Maximum [Dollars]	11,362
No Surrender Expense, 5 Years, Maximum [Dollars]	19,176
No Surrender Expense, 10 Years, Maximum [Dollars]	39,582
Premier Innovations | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,156
Surrender Expense, 3 Years, Maximum [Dollars]	13,740
Surrender Expense, 5 Years, Maximum [Dollars]	19,416
Surrender Expense, 10 Years, Maximum [Dollars]	38,219
Annuitized Expense, 1 Year, Maximum [Dollars]	3,557
Annuitized Expense, 3 Years, Maximum [Dollars]	10,882
Annuitized Expense, 5 Years, Maximum [Dollars]	18,414
Annuitized Expense, 10 Years, Maximum [Dollars]	38,189
No Surrender Expense, 1 Year, Maximum [Dollars]	3,587
No Surrender Expense, 3 Years, Maximum [Dollars]	10,912
No Surrender Expense, 5 Years, Maximum [Dollars]	18,444
No Surrender Expense, 10 Years, Maximum [Dollars]	38,219
Premier Innovations | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,010
Surrender Expense, 3 Years, Maximum [Dollars]	13,302
Surrender Expense, 5 Years, Maximum [Dollars]	18,687
Surrender Expense, 10 Years, Maximum [Dollars]	36,835
Annuitized Expense, 1 Year, Maximum [Dollars]	3,403
Annuitized Expense, 3 Years, Maximum [Dollars]	10,430
Annuitized Expense, 5 Years, Maximum [Dollars]	17,677
Annuitized Expense, 10 Years, Maximum [Dollars]	36,805
No Surrender Expense, 1 Year, Maximum [Dollars]	3,433
No Surrender Expense, 3 Years, Maximum [Dollars]	10,460
No Surrender Expense, 5 Years, Maximum [Dollars]	17,707
No Surrender Expense, 10 Years, Maximum [Dollars]	36,835
Premier Innovations | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,815
Surrender Expense, 3 Years, Maximum [Dollars]	12,716
Surrender Expense, 5 Years, Maximum [Dollars]	17,709
Surrender Expense, 10 Years, Maximum [Dollars]	34,957
Annuitized Expense, 1 Year, Maximum [Dollars]	3,198
Annuitized Expense, 3 Years, Maximum [Dollars]	9,825
Annuitized Expense, 5 Years, Maximum [Dollars]	16,687
Annuitized Expense, 10 Years, Maximum [Dollars]	34,927
No Surrender Expense, 1 Year, Maximum [Dollars]	3,228
No Surrender Expense, 3 Years, Maximum [Dollars]	9,855
No Surrender Expense, 5 Years, Maximum [Dollars]	16,717
No Surrender Expense, 10 Years, Maximum [Dollars]	34,957
Premier Innovations | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,669
Surrender Expense, 3 Years, Maximum [Dollars]	12,276
Surrender Expense, 5 Years, Maximum [Dollars]	16,969
Surrender Expense, 10 Years, Maximum [Dollars]	33,523
Annuitized Expense, 1 Year, Maximum [Dollars]	3,044
Annuitized Expense, 3 Years, Maximum [Dollars]	9,370
Annuitized Expense, 5 Years, Maximum [Dollars]	15,939
Annuitized Expense, 10 Years, Maximum [Dollars]	33,493
No Surrender Expense, 1 Year, Maximum [Dollars]	3,074
No Surrender Expense, 3 Years, Maximum [Dollars]	9,400
No Surrender Expense, 5 Years, Maximum [Dollars]	15,969
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,523